LEHMAN BROTHERS
INSTITUTIONAL LIQUIDITY FUNDS



                                               ADMINISTRATIVE CLASS
                                               Money Market Portfolio

                                               Prime Portfolio

                                               Government Portfolio

                                               Government Reserves Portfolio

                                               Treasury Portfolio

                                               Treasury Reserves Portfolio

                                               Tax-Exempt Portfolio

                                               Municipal Portfolio

                                               New York Municipal Portfolio

PROSPECTUS December 19, 2006



LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS

       LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS


       Summary of Portfolios.........................iii

       Money Market Portfolio........................1

       Prime Portfolio...............................4

       Government Portfolio..........................7

       Government Reserves Portfolio.................10

       Treasury Portfolio............................13

       Treasury Reserves Portfolio...................16

       Tax-Exempt Portfolio..........................19

       Municipal Portfolio...........................22

       New York Municipal Portfolio..................25

       Investor Expenses.............................28

       Financial Highlights..........................30

       Management....................................31


       YOUR INVESTMENT
       Eligible Accounts.............................32
       Purchasing Shares.............................32
       Redeeming Shares..............................34
       General Shareholder Information...............36
       Share Prices..................................38
       Distributions and Taxes.......................39
       Portfolio Holdings Policy.....................40
       Portfolio Structure...........................40

            (C) 2006 Lehman Brothers Asset Management LLC.  All rights reserved.

THESE PORTFOLIOS:

o     require a minimum initial investment of $10 million

o Money Market, Prime, Government and Treasury Portfolios price their shares at 5:00 p.m., Eastern time. Government Reserves and Treasury Reserves Portfolios price their shares at 2:00 p.m., Eastern time. Tax- Exempt, Municipal and New York Municipal Portfolios price their shares at 3:00 p.m., Eastern time

o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

o     are also money market sweep funds for certain eligible investors

o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

o carry certain risks, including the risk that you could lose money if Portfolio shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Portfolio shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

o use a master-feeder and multiple class structure, meaning that rather than investing directly in securities, each Portfolio invests in a "master series"; see page 41 for information on how it works

o Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio are designed for investors seeking income exempt from federal income tax and, for investors in New York Municipal Money Fund, income exempt from New York State and New York City personal income taxes

Please note that shares of each Portfolio may not be available in all states. Shares of each Portfolio are only available in states in which they are authorized for purchase.

SUMMARY OF PORTFOLIOS

MONEY MARKET PORTFOLIO          A  money   market   fund   seeking  the  highest
                                available  current income consistent with safety
                                and   liquidity.   The   Portfolio   invests  in
                                corporate   debt    obligations,    asset-backed
                                securities,     variable    rate    obligations,
                                instruments  issued  or  guaranteed  by the U.S.
                                Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks.

PRIME PORTFOLIO                 A  money   market   fund   seeking  the  highest
                                available  current income consistent with safety
                                and liquidity.  The Portfolio  primarily invests
                                in  corporate  debt  obligations,   asset-backed
                                securities,     variable    rate    obligations,
                                instruments  issued  or  guaranteed  by the U.S.
                                Government, its agencies or instrumentalities, repurchase agreements and securities of U.S.
                                banks and foreign branches of U.S. banks and foreign branches of U.S. banks.

GOVERNMENT PORTFOLIO            A U.S.  Government  money  market  fund  seeking
                                maximum  safety and  liquidity  and the  highest
                                available current income.  The Portfolio invests
                                in   securities   issued  or  guaranteed  as  to
                                principal  or interest  by the U.S.  Government,
                                its   agencies   and    instrumentalities    and
                                repurchase    agreements    relating   to   such
                                securities.

GOVERNMENT RESERVES PORTFOLIO   A U.S.  Government  money  market  fund  seeking
                                maximum  safety and  liquidity  and the  highest
                                available current income.  The Portfolio invests
                                in   securities   issued  or  guaranteed  as  to
                                principal or interest by the U.S. Government, its agencies and instrumentalities.

TREASURY PORTFOLIO              A  money   market   fund   seeking  the  highest
                                available  current income consistent with safety
                                and liquidity.  The Portfolio  invests in direct
                                obligations  of  the  U.S.  Treasury,  including
                                repurchase    agreements    relating   to   such
                                securities.

TREASURY RESERVES PORTFOLIO     A  money   market   fund   seeking  the  highest
                                available current income consistent with safety and liquidity. The Portfolio invests in direct obligations of the U.S. Treasury.

TAX-EXEMPT PORTFOLIO            A  money   market   fund   seeking  the  highest
                                available current income that is exempt from federal income tax and, to the extent possible, is not a tax preference item for purposes of the federal alternative minimum tax, consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities, the interest on which is not a preference item for federal alternative minimum tax purposes.

MUNICIPAL PORTFOLIO             A money market fund seeking the maximum  current
                                income   exempt   from   federal   income   tax,
                                consistent   with  safety  and  liquidity.   The
                                Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The
                                Portfolio's dividends are generally exempt from federal income tax, but all or part thereof may be a tax preference item for purposes of the federal alternative minimum tax.

NEW YORK MUNICIPAL PORTFOLIO    A  money   market   fund   seeking  the  highest
                                available current income exempt from federal income tax and New York State and New York City personal income taxes that is consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from those taxes.

MONEY MARKET PORTFOLIO                                    Ticker Symbol: LBHXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Administrative Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Neuberger Berman Institutional Cash Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows how the Neuberger Berman Institutional Cash Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
-----------------------
Year              %
-----------------------
2001            4.01
-----------------------
2002            1.64
-----------------------
2003            0.88
-----------------------
2004            1.09
-----------------------
2005            3.06
-----------------------
Best quarter: Q1 '01, 1.41%  Worst quarter: Q3 '03 & Q1 '04, 0.19%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
-------------------------------------------------------------
                                           Since Inception
                        1 Year  5 Year        5/8/2000*
-------------------------------------------------------------
INSTITUTIONAL CASH       3.06    2.13           2.63
-------------------------------------------------------------

*Performance shown above is that of Neuberger Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Administrative Class of the Portfolio because it invests in the same master series as the Portfolio. Because the Neuberger Berman Institutional Cash Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Administrative Class of the Portfolio. For the period from Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, it was organized in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004, Neuberger Berman Institutional Cash Fund was organized in a multiple class structure. As of 12/30/2004, the Fund was organized as a feeder fund in a master-feeder structure and responsibility for the day-to-day portfolio management of the Fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

PRIME PORTFOLIO                                           Ticker Symbol: LBWXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities from U.S. issuers, including governments and their agencies, banks and corporations. The Portfolio may also invest in securities issued by foreign branches of U.S. banks. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Government and Agency Securities, repurchase agreements and securities of U.S. banks (including foreign branches of U.S. banks). The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in securities issued by foreign branches of U.S. banks may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Administrative Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Lehman Brothers Prime Money Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows the Lehman Brothers Prime Money Fund's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

-----------------------
Year              %
-----------------------
2005            3.20
-----------------------
Best quarter: Q4 '05, 0.99%   Worst quarter: Q1 '05, 0.58%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
------------------------------------------------------
                                    Since Inception
                        1 Year        12/27/2004*
------------------------------------------------------
PRIME MONEY              3.20            3.20
------------------------------------------------------

*Performance shown above is that of Lehman Brothers Prime Money Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Administrative Class of the Portfolio because it invests in the same master series as the Portfolio. Because the Lehman Brothers Prime Money Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Administrative Class of the Portfolio. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/ibilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

GOVERNMENT PORTFOLIO                             Ticker Symbol: LHGXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/ibilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

GOVERNMENT RESERVES PORTFOLIO                          Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"). The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/ibilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY PORTFOLIO                                        Ticker Symbol: LHPXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/ibilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY RESERVES PORTFOLIO                               Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/ibilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TAX-EXEMPT PORTFOLIO                                      Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Portfolio also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/ibilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

MUNICIPAL PORTFOLIO                                       TICKER SYMBOL: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Portfolio seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/ibilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

NEW YORK MUNICIPAL PORTFOLIO                              TICKER SYMBOL: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and New York State and New York City personal income taxes. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. For investors that live outside of New York, a portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities of New York and other municipalities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities of New York issuers that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to federal income tax and/or New York State and New York City personal income taxes and/or is a tax preference item for purposes of the federal alternative minimum tax.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

Because the Portfolio invests in municipal securities of New York issuers, it is more vulnerable to unfavorable developments in New York than are mutual funds that invest in municipal securities of many states.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax advisor for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT FEDERALLY EXEMPT, AS WELL AS NEW YORK STATE AND NEW YORK CITY EXEMPT, AND MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/ibilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

INVESTOR EXPENSES

The Portfolio does not charge you any fees for buying, selling, or exchanging shares of the Portfolio or for maintaining your account. Your only Portfolio cost is your share of annual operating expenses. The expense example can help you compare costs among mutual funds.

                                                              FEE TABLE
SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------------------------
              MONEY                            GOVERNMENT                TREASURY     TAX-                  NEW YORK
              MARKET    PRIME    GOVERNMENT     RESERVES     TREASURY    RESERVES    EXEMPT    MUNICIPAL    MUNICIPAL
----------------------------------------------------------------------------------------------------------------------
FEES:         None      None       None           None         None         None      None       None          None
----------------------------------------------------------------------------------------------------------------------


ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Portfolio assets, so you pay them indirectly.

----------------------------------------------------------------------------------------------------------------------
              MONEY                            GOVERNMENT                TREASURY     TAX-                  NEW YORK
              MARKET    PRIME    GOVERNMENT     RESERVES     TREASURY    RESERVES    EXEMPT    MUNICIPAL    MUNICIPAL
----------------------------------------------------------------------------------------------------------------------
Management    0.18      0.18       0.18           0.18         0.18         0.18      0.35       0.35          0.35
fees**
----------------------------------------------------------------------------------------------------------------------
Distribution  None      None       None           None         None         None      None       None          None
(12b-1) fees
----------------------------------------------------------------------------------------------------------------------
Other         0.60      0.57       0.87           0.87         0.81         0.81      0.81       0.87          0.81
expenses***
----------------------------------------------------------------------------------------------------------------------
Total annual  0.78      0.75       1.05           1.05         0.99         0.99      1.16       1.22          1.16
operating
expenses
----------------------------------------------------------------------------------------------------------------------
MINUS:        0.33      0.30       0.60           0.60         0.54         0.54      0.71       0.77          0.71
Expense
Reimbursement
or Waiver
----------------------------------------------------------------------------------------------------------------------
Net           0.45      0.45       0.45           0.45         0.45         0.45      0.45@      0.45@         0.45@
expenses****
----------------------------------------------------------------------------------------------------------------------

     *    THE TABLE INCLUDES COSTS PAID BY THE PORTFOLIO AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON
          MASTER-FEEDER FUNDS, SEE "PORTFOLIO STRUCTURE" ON PAGE 41.

     **   "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

     ***  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. "OTHER EXPENSES" INCLUDES A 0.25%
          SHAREHOLDER SERVICING FEE.

     **** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE
          CERTAIN EXPENSES OF THE ADMINISTRATIVE CLASS OF EACH PORTFOLIO THROUGH 3/31/2010, SO THAT THE TOTAL ANNUAL
          OPERATING EXPENSES OF THE ADMINISTRATIVE CLASS OF EACH PORTFOLIO ARE LIMITED TO 0.45% OF ITS AVERAGE NET ASSETS.
          THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. EACH PORTFOLIO
          HAS AGREED THAT ITS ADMINISTRATIVE CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FOREGONE OR REIMBURSED FOR THAT
          CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE THE ANNUAL OPERATING EXPENSES OF THAT CLASS OF THE PORTFOLIO TO EXCEED
          0.45% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI
          INCURRED THE EXPENSE.

     @   FOR EACH OF TAX-EXEMPT PORTFOLIO, MUNICIPAL PORTFOLIO AND NEW YORK MUNICIPAL PORTFOLIO, NBMI HAS CONTRACTUALLY UNDERTAKEN
         TO FORGO AND/OR REIMBURSE ITS INVESTMENT MANAGEMENT FEE OF THE MASTER SERIES IN WHICH EACH OF THOSE PORTFOLIOS INVEST IN
         THE AMOUNT OF 0.17% OF THAT PORTFOLIO'S AVERAGE NET ASSETS THROUGH 3/31/2010. AS A RESULT OF THIS AGREEMENT, THE INVESTMENT
         MANAGEMENT FEE OF EACH MASTER SERIES IN WHICH THE TAX-EXEMPT PORTFOLIO, MUNICIPAL PORTFOLIO AND NEW YORK MUNICIPAL
         PORTFOLIO INVESTS WILL BE LIMITED TO 0.08% OF ITS AVERAGE NET ASSETS.

                                                               30

                                 EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table on the previous page. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                          1 Year       3 Years
 MONEY MARKET              $46          $144

 PRIME                     $46          $144

 GOVERNMENT                $46          $144

 GOVERNMENT RESERVES       $46          $144

 TREASURY                  $46          $144

 TREASURY RESERVES         $46          $144

 TAX-EXEMPT                $46          $144

 MUNICIPAL                 $46          $144

 NEW YORK MUNICIPAL        $46          $144

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Portfolios were new and had no financial highlights to report.

MANAGEMENT

PORTFOLIO MANAGERS

The Portfolio Managers of MONEY MARKET PORTFOLIO and PRIME PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

The Portfolio Managers of GOVERNMENT PORTFOLIO, GOVERNMENT RESERVES PORTFOLIO, TREASURY PORTFOLIO and TREASURY RESERVES PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

SCOTT F. RIECKE, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Riecke was a money market portfolio manager with Neuberger Berman.

The Portfolio Managers of MUNICIPAL PORTFOLIO, NEW YORK MUNICIPAL PORTFOLIO and TAX-EXEMPT PORTFOLIO are:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is each Portfolio's investment manager, administrator and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing each Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the board of trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as each Portfolio's investment manager and expenses paid directly by each Portfolio. The Manager engages a sub-adviser to choose each Portfolio's investments and handle its day-to-day business. The sub-adviser of each Portfolio is Lehman Brothers Asset Management LLC. As investment manager, the Manager is responsible for overseeing the activities of the sub-advisers. The Manager and each sub-adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

Each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio, Treasury Portfolio and Treasury Reserves Portfolio will pay the Manager fees at the annual rate of 0.08% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders.

Each of Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio will pay the Manager fees at the annual rate of 0.35% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders. For each of these Portfolios, the Manager has contractually undertaken to forgo and/or reimburse its investment management fee in the amount of 0.17% of that Portfolio's average net assets through March 31, 2010. As a result of this agreement, the investment management fee of each Portfolio will be limited to 0.08% of its average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the board of trustees will be available in each Portfolio's annual report to shareholders, dated March 31, 2007.

YOUR INVESTMENT

o     ELIGIBLE ACCOUNTS

The Portfolios offer their shares for purchase by investors directly and through financial intermediaries. Each Portfolio has a minimum initial investment of $10 million. Each Portfolio, in its sole discretion, may waive the minimum initial investment in certain cases, including shares of the Portfolios purchased through a financial intermediary.

The fees and policies outlined in this prospectus are set by Lehman Brothers Institutional Liquidity Funds ("the Fund"). However, investors purchasing shares through a financial intermediary should consult their intermediary for additional information needed to manage their investment including information on how to buy and sell shares of the Portfolios, investor services, statements and confirmations and additional policies. In exchange for the services it offers, a financial intermediary may charge fees, which are generally in addition to those described in this prospectus.

Shares of the Government, Government Reserves, Treasury and Treasury Reserves Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of these Portfolios, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

o     PURCHASING SHARES

Every purchase order you place will be processed at the next share price calculated after your order has been accepted.

Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. If a purchase order is received in good order prior to the Portfolio's specified closing time, the Fund will process the order when it receives payment. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Your order will not be processed unless payment is received on the same day by the close of the Federal Reserve Wire System (6:00 p.m. Eastern time). If payment is not received by that time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Fund, Lehman Brothers Asset Management, NBMI or the Fund's custodian. All investments must be made in U.S. dollars.

Portfolio investors whose payments are converted to "federal funds" before 6:00 p.m., Eastern time on the day of purchase, will accrue a dividend the same day.

On any business day that the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund reserves the right to take orders to purchase Portfolio shares when the New York Stock Exchange is closed, reject any purchase order, or suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

PURCHASING SHARES BY TELEPHONE

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form, which you can obtain by calling Lehman Brothers Shareholder Service Group at 888-556-9030 and mailing it to:

                    Lehman Brothers Shareholder Service Group
                    605 Third Avenue 2nd Floor
                    New York, NY 10158-0180

or faxing it to 781-796-3327. Upon approval of the application, you may purchase Administrative Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade and wiring Federal Funds to the Fund immediately thereafter. (Investors must call Lehman Brothers Shareholder Service Group before effecting any purchase.) The Fund reserves the right to suspend the telephone order privilege.

Federal Funds should be wired to:

                    State Street Bank
                    ABA 011-000028
                    DDA 9905-710-1

                    Attn: Lehman Brothers Deposit Account
                    Ref: (Portfolio Name, Portfolio Number, Account Name and Account Number)

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

If purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally provide purchase instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish purchase and payment cutoff times. It is the responsibility of the intermediary to forward your order and the accompanying payment to the Fund in a timely fashion.

For those purchasing shares via cash sweep, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in Portfolio shares. All such available cash balances in an eligible account are automatically invested in the specified Portfolio on a daily basis. These amounts include proceeds of securities sold in your account. To open a sweep account, contact the Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY INTERNET

Once you have opened an account, you may place a purchase order for additional shares online through www.lehman.com/ibilf. You will need to submit online authorization documents prior to purchasing shares online. Additionally, you are responsible for transmitting payments for shares purchased via the Internet in a timely fashion as set forth within this prospectus.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY E-MAIL

Subject to appropriate agreement with the Fund's principal underwriter, the Fund may accept orders by e-mail.

REDEEMING SHARES

Every sell order you place will be processed at the next share price calculated after your order has been received in good order. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Orders to sell shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. You will not receive dividends earned and accrued by the Portfolios on the day you sell your shares.

The proceeds from the shares you sell are generally sent the same business day your sell order is executed but under certain circumstances may not be made until the next business day. Proceeds may be delayed as permitted pursuant to
Section 22(e) of the Investment Company Act of 1940, as amended. Generally, under that section, redemption requests or payments may be postponed or suspended if the New York Stock Exchange is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of the value of the Portfolio's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. The Fund reserves the right to take orders to redeem Portfolio shares when the New York Stock Exchange is closed. Notice of such event would be posted on www.lehman.com/ibilf.

The Portfolios reserve the right to pay in kind for redemptions. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Fund has determined that it is in the best interests of a Portfolio's shareholders as a whole.

In some cases, when you sell shares directly or through a financial intermediary, you will have to place your order in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

REDEEMING SHARES BY TELEPHONE

You may sell Administrative Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade. Please provide your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. This option is not available if you have declined the telephone option. The Fund reserves the right to suspend the telephone order privilege.

REDEEMING SHARES BY FAX

Fax us at 781-796-3327 requesting us to sell shares signed by all registered owners; include your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you.

REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

If redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions. Customers of a financial intermediary will normally provide redemption instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish redemption and payment cutoff times.

For those using the Portfolios as a cash sweep vehicle, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in shares of a specified Portfolio. All debit cash balances in an eligible account are automatically redeemed from the Portfolio on a daily basis.

REDEEMING SHARES BY INTERNET

You may place a redemption order online through www.lehman.com/ibilf. You will need to submit online authorization documents prior to redeeming shares online.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

GENERAL SHAREHOLDER INFORMATION

MARKET TIMING POLICY. In light of the nature and high quality of the Portfolios' investments and the Portfolios' investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Portfolio shares ("market-timing activities"). It is expected that the Portfolios will be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Portfolio shares can interfere with Portfolio management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order, change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.

EXCHANGING SHARES. You can exchange a Portfolio's Administrative Class Shares for Administrative Class Shares of other available Portfolios of the Fund based on their respective NAVs (normally, $1 per share) at no additional cost. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.

To exchange shares, contact Lehman Brothers Shareholder Service Group at 888-556-9030 if you purchased the shares directly. Otherwise, please contact your financial intermediary.

When exchanging shares, both accounts must be registered in the same name, address and tax identification number and you will need to observe the minimum investment and minimum account balance requirements for the Portfolio accounts involved.

Under certain circumstances, the Fund reserves the right to reject any exchange order and/or change, suspend or revoke the exchange privilege. The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Portfolio management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Portfolio investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to the Fund that you do not want it. Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Portfolio and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

OTHER POLICIES. The Fund reserves the right to suspend the offering of shares and/or change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

SHAREHOLDER SERVICING FEE

Each Portfolio has implemented a Shareholder Servicing Fee for each Portfolio's Administrative Class shares to pay the Fund's shareholder servicing agent, NBMI, to provide for, or to compensate certain financial intermediaries (also referred to as service organizations) for providing personal and account maintenance services and administrative services to shareholders. Under this arrangement, each Portfolio pays the Fund's shareholder servicing agent a monthly or quarterly servicing fee which shall not exceed during any one year 0.25% of each Portfolio's average daily net assets of Administrative Class shares which are owned beneficially by the customers of such service organizations during such period.

OTHER PAYMENTS TO THIRD PARTIES

NBMI and/or its affiliates may pay additional compensation, out of their own resources and not as an expense of the Portfolios, to your investment provider or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Portfolio shares. In some cases, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Portfolios to you. If you have purchased shares of a Portfolio through an investment provider, please speak with your investment provider to learn more about any payments it receives from NBMI and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments will not change the net asset value or the price of each Portfolio's shares. For more information, please see the Portfolios' Statement of Additional Information.

MEDALLION SIGNATURE GUARANTEES

You may need a Medallion signature guarantee when you sell shares directly or through a financial intermediary. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your financial intermediary acting on your behalf or as your agent) may require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

SHARE PRICES

Because Administrative Class shares of each Portfolio do not have front-end sales charges, the price you pay for each share of a Portfolio is the net asset value per share. Similarly, because there are no fees for selling shares, a Portfolio pays you the full share price when you sell shares. Remember that your financial intermediary may charge fees for its services.

The Portfolios are open for business every day that both the New York Stock Exchange and the Federal Reserve are open. The New York Stock Exchange and the Federal Reserve are closed on all national holidays; the New York Stock Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Portfolio shares normally will not be priced on those days and any other day the New York Stock Exchange or Federal Reserve is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, a Portfolio may decide to remain open and price its shares on a day when the New York Stock Exchange is closed for unusual reasons.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Your Investment" for instructions on placing orders). The Money Market Portfolio, Prime Portfolio Government Portfolio and Treasury Portfolio each calculates its share price as of 5:00 p.m., Eastern time. Government Reserves Portfolio and Treasury Reserves Portfolio each calculates its share price as of 2:00 p.m., Eastern time. Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio each calculates its share price as of 3:00 p.m. Eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Portfolio could change on days when you cannot buy or sell Portfolio shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

The price of shares of a Portfolio is the total value of the assets attributable to that Portfolio minus the liabilities attributable to that Portfolio, divided by the total number of shares outstanding.

When valuing portfolio securities, each Portfolio uses a constant amortization method in an effort to maintain a constant share price of $1.00. Although there can be no assurance, each Portfolio does not anticipate that its share price will fluctuate.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. Each Portfolio pays out to shareholders any net investment income and realized net capital gains it earns. Each Portfolio declares income dividends at approximately 4:00 p.m. on each business day and pays them monthly, and any net short-term capital gains are paid annually in December. The Portfolios do not anticipate making any long-term capital gain distributions.

Each Portfolio's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.

Consult your financial intermediary about whether distributions from a Portfolio to your account will be reinvested in additional shares of the Portfolio or paid to your account in cash. Although Portfolio distributions are actually made to the financial intermediary that holds the Portfolio shares on your behalf, the following discussion describes tax consequences of distributions made to you because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Portfolio dividends paid to qualified retirement plan accounts are tax-free, though eventual withdrawals from those accounts generally are subject to tax. Portfolio dividends other than "exempt-interest dividends" (described in the next paragraph) paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Portfolio.

The part of the income distributions from Municipal Portfolio, New York Municipal Portfolio and Tax-Exempt Portfolio (each, a "Tax-Free Portfolio") that is designated as "exempt-interest dividends" -- essentially, the part of the Portfolio's distributions equal to the excess of its excludable interest over certain amounts disallowed as deductions -- is excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of a Tax-Free Portfolio are not appropriate investments for tax-advantaged retirement plans and accounts and other tax-exempt investors.

Dividends (other than exempt-interest dividends) are taxable to you, if at all, in the year you receive them. Distributions of income and net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

In general, income dividends from the Tax-Free Portfolios generally are free from federal income tax. However, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Tax-Free Portfolio's income dividends may be a tax preference item for purposes of that tax. A Tax-Free Portfolio also may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.

For investors in New York Municipal Portfolio, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from New York State and New York City personal income taxes. However, distributions that are derived from interest on U.S. securities that is federally taxable as ordinary income or distributions that are derived from interest on state and municipal securities other than New York issuers are generally subject to taxes in New York State and New York City.

"Interest-related dividends" and "short-term capital gain dividends" that a Portfolio properly designates as such are exempt from the federal withholding tax of 30% (or lower treaty rate) that otherwise generally would apply to dividends it pays to most foreign shareholders. "Interest-related dividends" are dividends that are attributable to certain original issue discount, interest on obligations in registered form (with certain exceptions), and interest on deposits derived from U.S. sources and any interest-related dividend from another regulated investment company. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The withholding exemption generally applies with respect to each Portfolio's taxable years beginning before January 1, 2008.

HOW SHARE TRANSACTIONS ARE TAXED. When a qualified retirement plan sells (redeems) Portfolio shares in its account, there are no tax consequences to the plan or its beneficiaries. For other shareholders, a sale (redemption) of a Portfolio's shares will not result in a taxable gain or loss as long as the Portfolio maintains a share price of $1.00.

TAXES AND YOU

For non-retirement plan account holders, the taxes you actually owe on distributions can vary with many factors, such as your tax bracket.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you might have.

PORTFOLIO HOLDINGS POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio holdings is available in the Portfolios' Statement of Additional Information. The complete portfolio holdings for each Portfolio are available at www.lehman.com/ibilf. Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month.

Each Portfolio's complete portfolio holdings will remain available at www.lehman.com/ibilf until the subsequent period's holdings have been posted. Complete holdings for all Portfolios will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

PORTFOLIO STRUCTURE

The Portfolios use a "master-feeder" structure. Rather than investing directly in securities, each Portfolio is a "feeder fund," meaning that it invests in a corresponding "master series." The master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Portfolio" to mean each feeder fund and its master series. For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

Each Portfolio also uses a "multiple class" structure. Each Portfolio offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and consequently, different expenses. This prospectus relates solely to the Administrative Class of the Portfolios.

LEHMAN BROTHERS ASSET MANAGEMENT

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES

o     No load
o     No sales charges

If you would like further details on these Portfolios, you can request a free copy of the following documents:

SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each Portfolio's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Portfolio's performance
o     Portfolio performance data and financial statements
o     portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Portfolio, including:
o     various types of securities and practices, and their risks
o     investment limitations and additional policies
o     information about each Portfolio's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.
Investment manager:  Neuberger Berman Management Inc.
Sub-adviser:  Lehman Brothers Asset Management LLC

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your financial intermediary, or from:
LEHMAN BROTHERS SHAREHOLDER SERVICE GROUP
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Broker/Dealer and Institutional Support Services:  888-556-9030
Web site:  www.lehman.com/ibilf

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.
You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.
SEC file number 811-21715
G0541 12/06

LEHMAN BROTHERS
INSTITUTIONAL LIQUIDITY FUNDS


                                               CAPITAL CLASS
                                               Money Market Portfolio

                                               Prime Portfolio

                                               Government Portfolio

                                               Government Reserves Portfolio

                                               Treasury Portfolio

                                               Treasury Reserves Portfolio

                                               Tax-Exempt Portfolio

                                               Municipal Portfolio

                                               New York Municipal Portfolio

PROSPECTUS December 19, 2006


LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS

       LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS


       Summary of Portfolios.........................iii

       Money Market Portfolio........................  1

       Prime Portfolio...............................  4

       Government Portfolio..........................  7

       Government Reserves Portfolio................. 10

       Treasury Portfolio............................ 13

       Treasury Reserves Portfolio................... 16

       Tax-Exempt Portfolio.......................... 19

       Municipal Portfolio........................... 22

       New York Municipal Portfolio.................. 25

       Investor Expenses............................. 28

       Financial Highlights.......................... 30

       Management.................................... 31


       YOUR INVESTMENT
       Eligible Accounts............................. 32
       Purchasing Shares............................. 32
       Redeeming Shares.............................. 33
       General Shareholder Information............... 35
       Share Prices.................................. 37
       Distributions and Taxes....................... 38
       Portfolio Holdings Policy..................... 39
       Portfolio Structure........................... 39


THESE PORTFOLIOS:

o      require a minimum initial investment of $10 million

o Money Market, Prime, Government and Treasury Portfolios price their shares at 5:00 p.m., Eastern time. Government Reserves and Treasury Reserves Portfolios price their shares at 2:00 p.m., Eastern time. Tax-Exempt, Municipal and New York Municipal Portfolios price their shares at 3:00 p.m., Eastern time

o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

o      are also money market sweep funds for certain eligible investors

o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

o carry certain risks, including the risk that you could lose money if Portfolio shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Portfolio shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

o use a master-feeder and multiple class structure, meaning that rather than investing directly in securities, each Portfolio invests in a "master series"; see page 39 for information on how it works

o Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio are designed for investors seeking income exempt from federal income tax and, for investors in New York Municipal Money Fund, income exempt from New York State and New York City personal income taxes

Please note that shares of each Portfolio may not be available in all states. Shares of each Portfolio are only available in states in which they are authorized for purchase.

(C)2006 Lehman Brothers Asset Management LLC.  All rights reserved.

SUMMARY OF PORTFOLIOS

MONEY MARKET PORTFOLIO          A money market fund seeking the highest
                                available current income consistent with safety and liquidity. The Portfolio invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S.
                                Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks.

PRIME PORTFOLIO                 A money market fund seeking the highest
                                available current income consistent with safety and liquidity. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S.
                                Government, its agencies or instrumentalities, repurchase agreements and securities of U.S.
                                banks and foreign branches of U.S. banks.

GOVERNMENT PORTFOLIO            A U.S. Government money market fund seeking
                                maximum safety and liquidity and the highest available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities and repurchase agreements relating to such securities.

GOVERNMENT RESERVES PORTFOLIO   A U.S. Government money market fund seeking
                                maximum safety and liquidity and the highest available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities.

TREASURY PORTFOLIO              A money market fund seeking the highest
                                available current income consistent with safety and liquidity. The Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities.

TREASURY RESERVES PORTFOLIO     A money market fund seeking the highest
                                available current income consistent with safety and liquidity. The Portfolio invests in direct obligations of the U.S. Treasury.

TAX-EXEMPT PORTFOLIO            A money market fund seeking the highest
                                available current income that is exempt from federal income tax and, to the extent possible, is not a tax preference item for purposes of the federal alternative minimum tax, consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities, the interest on which is not a preference item for federal alternative minimum tax purposes.

MUNICIPAL PORTFOLIO             A money market fund seeking the maximum current
                                income exempt from federal income tax,
                                consistent with safety and liquidity. The
                                Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The
                                Portfolio's dividends are generally exempt from federal income tax, but all or part thereof may be a tax preference item for purposes of the federal alternative minimum tax.

NEW YORK MUNICIPAL PORTFOLIO    A money market fund seeking the highest
                                available current income exempt from federal income tax and New York State and New York City personal income taxes that is consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from those taxes.

MONEY MARKET PORTFOLIO                                    Ticker Symbol: LBFXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Capital Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Neuberger Berman Institutional Cash Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows how the Neuberger Berman Institutional Cash Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
-----------------------
Year              %
-----------------------
2001            4.01
-----------------------
2002            1.64
-----------------------
2003            0.88
-----------------------
2004            1.09
-----------------------
2005            3.06
-----------------------
Best quarter: Q1 '01, 1.41%   Worst quarter: Q3 '03 & Q1 '04, 0.19%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
-------------------------------------------------------------
                                           Since Inception
                        1 Year  5 Year         5/8/2000*
-------------------------------------------------------------
INSTITUTIONAL CASH       3.06    2.13            2.63
-------------------------------------------------------------

*Performance shown above is that of Neuberger Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Capital Class of the Portfolio because it invests in the same master series as the Portfolio. For the period from Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, it was organized in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004, Neuberger Berman Institutional Cash Fund was organized in a multiple class structure. As of 12/30/2004, the Fund was organized as a feeder fund in a master-feeder structure and responsibility for the day-to-day portfolio management of the Fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

PRIME PORTFOLIO                                           Ticker Symbol: LBSXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities from U.S. issuers, including governments and their agencies, banks and corporations. The Portfolio may also invest in securities issued by foreign branches of U.S. banks. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Government and Agency Securities, repurchase agreements and securities of U.S. banks (including foreign branches of U.S. banks). The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in securities issued by foreign branches of U.S. banks may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Capital Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Lehman Brothers Prime Money Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows the Lehman Brothers Prime Money Fund's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
-----------------------
Year              %
-----------------------
2005             3.20
-----------------------
Best quarter: Q4 '05, 0.99%   Worst quarter: Q1 '05, 0.58%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
----------------------------------------------------
                                  Since Inception
                        1 Year      12/27/2004*
----------------------------------------------------
PRIME MONEY              3.20          3.20
----------------------------------------------------

*Performance shown above is that of Lehman Brothers Prime Money Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Capital Class of the Portfolio because it invests in the same master series as the Portfolio. Because the Lehman Brothers Prime Money Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Capital Class of the Portfolio. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

GOVERNMENT PORTFOLIO                                     Ticker Symbol: LHDXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

GOVERNMENT RESERVES PORTFOLIO                          Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"). The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY PORTFOLIO                                        Ticker Symbol: LHMXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY RESERVES PORTFOLIO                               Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TAX-EXEMPT PORTFOLIO                                      Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Portfolio also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

MUNICIPAL PORTFOLIO                                       TICKER SYMBOL: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Portfolio seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

NEW YORK MUNICIPAL PORTFOLIO                              TICKER SYMBOL: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and New York State and New York City personal income taxes. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. For investors that live outside of New York, a portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities of New York and other municipalities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities of New York issuers that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to federal income tax and/or New York State and New York City personal income taxes and/or is a tax preference item for purposes of the federal alternative minimum tax.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

Because the Portfolio invests in municipal securities of New York issuers, it is more vulnerable to unfavorable developments in New York than are mutual funds that invest in municipal securities of many states.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax advisor for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT FEDERALLY EXEMPT, AS WELL AS NEW YORK STATE AND NEW YORK CITY EXEMPT, AND MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

Investor Expenses

The Portfolio does not charge you any fees for buying, selling, or exchanging shares of the Portfolio or for maintaining your account. Your only Portfolio cost is your share of annual operating expenses. The expense example can help you compare costs among mutual funds.

                                                              FEE TABLE
SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------------------------
              MONEY                            GOVERNMENT                TREASURY     TAX-                  NEW YORK
              MARKET    PRIME    GOVERNMENT     RESERVES     TREASURY    RESERVES    EXEMPT    MUNICIPAL    MUNICIPAL
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
FEES:         None      None       None           None         None         None      None       None          None
----------------------------------------------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Portfolio assets, so you pay them indirectly.

----------------------------------------------------------------------------------------------------------------------
              MONEY                            GOVERNMENT                TREASURY     TAX-                  NEW YORK
              MARKET    PRIME    GOVERNMENT     RESERVES     TREASURY    RESERVES    EXEMPT    MUNICIPAL    MUNICIPAL
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Management    0.18      0.18       0.18           0.18         0.18         0.18      0.35       0.35          0.35
fees**
----------------------------------------------------------------------------------------------------------------------
Distribution  None      None       None           None         None         None      None       None          None
(12b-1) fees
----------------------------------------------------------------------------------------------------------------------
Other         0.45      0.42       0.72           0.72         0.66         0.66      0.66       0.72          0.66
expenses***
----------------------------------------------------------------------------------------------------------------------
Total annual  0.63      0.60       0.90           0.90         0.84         0.84      1.01       1.07          1.01
operating
expenses
----------------------------------------------------------------------------------------------------------------------
MINUS:        0.33      0.30       0.60           0.60         0.54         0.54      0.71       0.77          0.71
Expense
Reimbursement
or Waiver
----------------------------------------------------------------------------------------------------------------------
Net           0.30      0.30       0.30           0.30         0.30         0.30      0.30@      0.30@         0.30@
expenses****
----------------------------------------------------------------------------------------------------------------------

     *    THE TABLE INCLUDES COSTS PAID BY THE PORTFOLIO AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON
          MASTER-FEEDER FUNDS, SEE "PORTFOLIO STRUCTURE" ON PAGE 39.

     **   "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

     ***  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. "OTHER EXPENSES" INCLUDES A 0.10%
          SHAREHOLDER SERVICING FEE.

     **** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE
          CERTAIN EXPENSES OF THE CAPITAL CLASS OF EACH PORTFOLIO THROUGH 3/31/2010, SO THAT THE TOTAL ANNUAL OPERATING
          EXPENSES OF THE CAPITAL CLASS OF EACH PORTFOLIO ARE LIMITED TO 0.30% OF ITS AVERAGE NET ASSETS. THIS ARRANGEMENT
          DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. EACH PORTFOLIO HAS AGREED THAT
          ITS CAPITAL CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FOREGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT
          REPAYMENT DOES NOT CAUSE THE ANNUAL OPERATING EXPENSES OF THAT CLASS OF THE PORTFOLIO TO EXCEED 0.30% OF ITS
          AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE
          EXPENSE.

     @    FOR EACH OF TAX-EXEMPT PORTFOLIO, MUNICIPAL PORTFOLIO AND NEW YORK MUNICIPAL PORTFOLIO, NBMI HAS CONTRACTUALLY
          UNDERTAKEN TO FORGO AND/OR REIMBURSE ITS INVESTMENT MANAGEMENT FEE OF THE MASTER SERIES IN WHICH EACH OF THOSE
          PORTFOLIOS INVEST IN THE AMOUNT OF 0.17% OF THAT PORTFOLIO'S AVERAGE NET ASSETS THROUGH  3/31/2010. AS A RESULT
          OF THIS AGREEMENT, THE INVESTMENT MANAGEMENT FEE OF EACH MASTER SERIES IN WHICH THE TAX-EXEMPT PORTFOLIO,
          MUNICIPAL PORTFOLIO AND NEW YORK MUNICIPAL PORTFOLIO INVESTS WILL BE LIMITED TO 0.08% OF ITS AVERAGE NET ASSETS.

                                 EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table on the previous page. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                           1 Year       3 Years
 MONEY MARKET              $31          $97

 PRIME                     $31          $97

 GOVERNMENT                $31          $97

 GOVERNMENT RESERVES       $31          $97

 TREASURY                  $31          $97

 TREASURY RESERVES         $31          $97

 TAX-EXEMPT                $31          $97

 MUNICIPAL                 $31          $97

 NEW YORK MUNICIPAL        $31          $97

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Portfolios were new and had no financial highlights to report.

MANAGEMENT

PORTFOLIO MANAGERS

The Portfolio Managers of MONEY MARKET PORTFOLIO and PRIME PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

The Portfolio Managers of GOVERNMENT PORTFOLIO, GOVERNMENT RESERVES PORTFOLIO, TREASURY PORTFOLIO and TREASURY RESERVES PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

SCOTT F. RIECKE, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Riecke was a money market portfolio manager with Neuberger Berman.

The Portfolio Managers of MUNICIPAL PORTFOLIO, NEW YORK MUNICIPAL PORTFOLIO and TAX-EXEMPT PORTFOLIO are:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is each Portfolio's investment manager, administrator and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing each Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the board of trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as each Portfolio's investment manager and expenses paid directly by each Portfolio. The Manager engages a sub-adviser to choose each Portfolio's investments and handle its day-to-day business. The sub-adviser of each Portfolio is Lehman Brothers Asset Management LLC. As investment manager, the Manager is responsible for overseeing the activities of the sub-advisers. The Manager and each sub-adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

Each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio, Treasury Portfolio and Treasury Reserves Portfolio will pay the Manager fees at the annual rate of 0.08% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders.

Each of Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio will pay the Manager fees at the annual rate of 0.35% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders. For each of these Portfolios, the Manager has contractually undertaken to forgo and/or reimburse its investment management fee in the amount of 0.17% of that Portfolio's average net assets through March 31, 2010. As a result of this agreement, the investment management fee of each Portfolio will be limited to 0.08% of its average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the board of trustees will be available in each Portfolio's annual report to shareholders, dated March 31, 2007.

YOUR INVESTMENT

o    ELIGIBLE ACCOUNTS

The Portfolios offer their shares for purchase by investors directly and through financial intermediaries. Each Portfolio has a minimum initial investment of $10 million. Each Portfolio, in its sole discretion, may waive the minimum initial investment in certain cases, including shares of the Portfolios purchased through a financial intermediary.

The fees and policies outlined in this prospectus are set by Lehman Brothers Institutional Liquidity Funds ("the Fund"). However, investors purchasing shares through a financial intermediary should consult their intermediary for additional information needed to manage their investment including information on how to buy and sell shares of the Portfolios, investor services, statements and confirmations and additional policies. In exchange for the services it offers, a financial intermediary may charge fees, which are generally in addition to those described in this prospectus.

Shares of the Government, Government Reserves, Treasury and Treasury Reserves Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of these Portfolios, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

o    PURCHASING SHARES

Every purchase order you place will be processed at the next share price calculated after your order has been accepted.

Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. If a purchase order is received in good order prior to the Portfolio's specified closing time, the Fund will process the order when it receives payment. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Your order will not be processed unless payment is received on the same day by the close of the Federal Reserve Wire System (6:00 p.m. Eastern time). If payment is not received by that time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Fund, Lehman Brothers Asset Management, NBMI or the Fund's custodian. All investments must be made in U.S. dollars.

Portfolio investors whose payments are converted to "federal funds" before 6:00 p.m., Eastern time on the day of purchase, will accrue a dividend the same day.

On any business day that the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund reserves the right to take orders to purchase Portfolio shares when the New York Stock Exchange is closed, reject any purchase order, or suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

PURCHASING SHARES BY TELEPHONE

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form, which you can obtain by calling Lehman Brothers Shareholder Service Group at 888-556-9030 and mailing it to:

                    Lehman Brothers Shareholder Service Group
                    605 Third Avenue 2nd Floor
                    New York, NY 10158-0180

or faxing it to 781-796-3327. Upon approval of the application, you may purchase Capital Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade and wiring Federal Funds to the Fund immediately thereafter. (Investors must call Lehman Brothers Shareholder Service Group before effecting any purchase.) The Fund reserves the right to suspend the telephone order privilege.

Federal Funds should be wired to:

                    State Street Bank
                    ABA 011-000028
                    DDA 9905-710-1

                    Attn: Lehman Brothers Deposit Account
                    Ref:  (Portfolio Name, Portfolio Number, Account Name
                           and Account Number)

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

If purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally provide purchase instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish purchase and payment cutoff times. It is the responsibility of the intermediary to forward your order and the accompanying payment to the Fund in a timely fashion.

For those purchasing shares via cash sweep, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in Portfolio shares. All such available cash balances in an eligible account are automatically invested in the specified Portfolio on a daily basis. These amounts include proceeds of securities sold in your account. To open a sweep account, contact the Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY INTERNET

Once you have opened an account, you may place a purchase order for additional shares online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to purchasing shares online. Additionally, you are responsible for transmitting payments for shares purchased via the Internet in a timely fashion as set forth within this prospectus.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY E-MAIL

Subject to appropriate agreement with the Fund's principal underwriter, the Fund may accept orders by e-mail.

REDEEMING SHARES

Every sell order you place will be processed at the next share price calculated after your order has been received in good order. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Orders to sell shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. You will not receive dividends earned and accrued by the Portfolios on the day you sell your shares.

The proceeds from the shares you sell are generally sent the same business day your sell order is executed but under certain circumstances may not be made until the next business day. Proceeds may be delayed as permitted pursuant to
Section 22(e) of the Investment Company Act of 1940, as amended. Generally, under that section, redemption requests or payments may be postponed or suspended if the New York Stock Exchange is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of the value of the Portfolio's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. The Fund reserves the right to take orders to redeem Portfolio shares when the New York Stock Exchange is closed. Notice of such event would be posted on www.lehman.com/lbilf.

The Portfolios reserve the right to pay in kind for redemptions. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Fund has determined that it is in the best interests of a Portfolio's shareholders as a whole.

In some cases, when you sell shares directly or through a financial intermediary, you will have to place your order in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

REDEEMING SHARES BY TELEPHONE

You may sell Capital Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade. Please provide your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. This option is not available if you have declined the telephone option. The Fund reserves the right to suspend the telephone order privilege.

REDEEMING SHARES BY FAX

Fax us at 781-796-3327 requesting us to sell shares signed by all registered owners; include your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you.

REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

If redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions. Customers of a financial intermediary will normally provide redemption instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish redemption and payment cutoff times.

For those using the Portfolios as a cash sweep vehicle, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in shares of a specified Portfolio. All debit cash balances in an eligible account are automatically redeemed from the Portfolio on a daily basis.

REDEEMING SHARES BY INTERNET

You may place a redemption order online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to redeeming shares online.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

GENERAL SHAREHOLDER INFORMATION

MARKET TIMING POLICY. In light of the nature and high quality of the Portfolios' investments and the Portfolios' investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Portfolio shares ("market-timing activities"). It is expected that the Portfolios will be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Portfolio shares can interfere with Portfolio management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order, change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.

EXCHANGING SHARES. You can exchange a Portfolio's Capital Class Shares for Capital Class Shares of other available Portfolios of the Fund based on their respective NAVs (normally, $1 per share) at no additional cost. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.

To exchange shares, contact Lehman Brothers Shareholder Service Group at 888-556-9030 if you purchased the shares directly. Otherwise, please contact your financial intermediary.

When exchanging shares, both accounts must be registered in the same name, address and tax identification number and you will need to observe the minimum investment and minimum account balance requirements for the Portfolio accounts involved.

Under certain circumstances, the Fund reserves the right to reject any exchange order and/or change, suspend or revoke the exchange privilege. The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Portfolio management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Portfolio investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to the Fund that you do not want it. Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Portfolio and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

OTHER POLICIES. The Fund reserves the right to suspend the offering of shares and/or change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

SHAREHOLDER SERVICING FEE

Each Portfolio has implemented a Shareholder Servicing Fee for each Portfolio's Capital Class shares to pay the Fund's shareholder servicing agent, NBMI, to provide for, or to compensate certain financial intermediaries (also referred to as service organizations) for providing personal and account maintenance services and administrative services to shareholders. Under this arrangement, each Portfolio pays the Fund's shareholder servicing agent a monthly or quarterly servicing fee which shall not exceed during any one year 0.10% of each Portfolio's average daily net assets of Capital Class shares which are owned beneficially by the customers of such service organizations during such period.

OTHER PAYMENTS TO THIRD PARTIES

NBMI and/or its affiliates may pay additional compensation, out of their own resources and not as an expense of the Portfolios, to your investment provider or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Portfolio shares. In some cases, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Portfolios to you. If you have purchased shares of a Portfolio through an investment provider, please speak with your investment provider to learn more about any payments it receives from NBMI and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments will not change the net asset value or the price of each Portfolio's shares. For more information, please see the Portfolios' Statement of Additional Information.

MEDALLION SIGNATURE GUARANTEES

You may need a Medallion signature guarantee when you sell shares directly or through a financial intermediary. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your financial intermediary acting on your behalf or as your agent) may require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

SHARE PRICES

Because Capital Class shares of each Portfolio do not have front-end sales charges, the price you pay for each share of a Portfolio is the net asset value per share. Similarly, because there are no fees for selling shares, a Portfolio pays you the full share price when you sell shares. Remember that your financial intermediary may charge fees for its services.

The Portfolios are open for business every day that both the New York Stock Exchange and the Federal Reserve are open. The New York Stock Exchange and the Federal Reserve are closed on all national holidays; the New York Stock Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Portfolio shares normally will not be priced on those days and any other day the New York Stock Exchange or Federal Reserve is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, a Portfolio may decide to remain open and price its shares on a day when the New York Stock Exchange is closed for unusual reasons.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Your Investment" for instructions on placing orders). The Money Market Portfolio, Prime Portfolio Government Portfolio and Treasury Portfolio each calculates its share price as of 5:00 p.m., Eastern time. Government Reserves Portfolio and Treasury Reserves Portfolio each calculates its share price as of 2:00 p.m., Eastern time. Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio each calculates its share price as of 3:00 p.m. Eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Portfolio could change on days when you cannot buy or sell Portfolio shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

The price of shares of a Portfolio is the total value of the assets attributable to that Portfolio minus the liabilities attributable to that Portfolio, divided by the total number of shares outstanding.

When valuing portfolio securities, each Portfolio uses a constant amortization method in an effort to maintain a constant share price of $1.00. Although there can be no assurance, each Portfolio does not anticipate that its share price will fluctuate.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. Each Portfolio pays out to shareholders any net investment income and realized net capital gains it earns. Each Portfolio declares income dividends at approximately 4:00 p.m. on each business day and pays them monthly, and any net short-term capital gains are paid annually in December. The Portfolios do not anticipate making any long-term capital gain distributions.

Each Portfolio's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.

Consult your financial intermediary about whether distributions from a Portfolio to your account will be reinvested in additional shares of the Portfolio or paid to your account in cash. Although Portfolio distributions are actually made to the financial intermediary that holds the Portfolio shares on your behalf, the following discussion describes tax consequences of distributions made to you because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Portfolio dividends paid to qualified retirement plan accounts are tax-free, though eventual withdrawals from those accounts generally are subject to tax. Portfolio dividends other than "exempt-interest dividends" (described in the next paragraph) paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Portfolio.

The part of the income distributions from Municipal Portfolio, New York Municipal Portfolio and Tax-Exempt Portfolio (each, a "Tax-Free Portfolio") that is designated as "exempt-interest dividends" -- essentially, the part of the Portfolio's distributions equal to the excess of its excludable interest over certain amounts disallowed as deductions -- is excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of a Tax-Free Portfolio are not appropriate investments for tax-advantaged retirement plans and accounts and other tax-exempt investors.

Dividends (other than exempt-interest dividends) are taxable to you, if at all, in the year you receive them. Distributions of income and net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

In general, income dividends from the Tax-Free Portfolios generally are free from federal income tax. However, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Tax-Free Portfolio's income dividends may be a tax preference item for purposes of that tax. A Tax-Free Portfolio also may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.

For investors in New York Municipal Portfolio, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from New York State and New York City personal income taxes. However, distributions that are derived from interest on U.S. securities that is federally taxable as ordinary income or distributions that are derived from interest on state and municipal securities other than New York issuers are generally subject to taxes in New York State and New York City.

"Interest-related dividends" and "short-term capital gain dividends" that a Portfolio properly designates as such are exempt from the federal withholding tax of 30% (or lower treaty rate) that otherwise generally would apply to dividends it pays to most foreign shareholders. "Interest-related dividends" are dividends that are attributable to certain original issue discount, interest on obligations in registered form (with certain exceptions), and interest on deposits derived from U.S. sources and any interest-related dividend from another regulated investment company. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The withholding exemption generally applies with respect to each Portfolio's taxable years beginning before January 1, 2008.

HOW SHARE TRANSACTIONS ARE TAXED. When a qualified retirement plan sells (redeems) Portfolio shares in its account, there are no tax consequences to the plan or its beneficiaries. For other shareholders, a sale (redemption) of a Portfolio's shares will not result in a taxable gain or loss as long as the Portfolio maintains a share price of $1.00.

TAXES AND YOU

For non-retirement plan account holders, the taxes you actually owe on distributions can vary with many factors, such as your tax bracket.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you might have.

PORTFOLIO HOLDINGS POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio holdings is available in the Portfolios' Statement of Additional Information. The complete portfolio holdings for each Portfolio are available at www.lehman.com/lbilf. Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month.

Each Portfolio's complete portfolio holdings will remain available at www.lehman.com/lbilf until the subsequent period's holdings have been posted. Complete holdings for all Portfolios will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

PORTFOLIO STRUCTURE

The Portfolios use a "master-feeder" structure. Rather than investing directly in securities, each Portfolio is a "feeder fund," meaning that it invests in a corresponding "master series." The master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Portfolio" to mean each feeder fund and its master series. For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

Each Portfolio also uses a "multiple class" structure. Each Portfolio offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and consequently, different expenses. This prospectus relates solely to the Capital Class of the Portfolios.

LEHMAN BROTHERS ASSET MANAGEMENT

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES

o    No load
o    No sales charges

If you would like further details on these Portfolios, you can request a free copy of the following documents:

SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each Portfolio's recent performance, including:
o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Portfolio's performance
o    Portfolio performance data and financial statements
o    portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Portfolio, including:
o    various types of securities and practices, and their risks
o    investment limitations and additional policies
o    information about each Portfolio's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.
Investment manager:  Neuberger Berman Management Inc.
Sub-adviser:  Lehman Brothers Asset Management LLC

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your financial intermediary, or from:
LEHMAN BROTHERS SHAREHOLDER SERVICE GROUP
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Broker/Dealer and Institutional Support Services:  888-556-9030
Web site:  www.lehman.com/lbilf

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.
You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.
SEC file number 811-21715
G0540 12/06

LEHMAN BROTHERS
INSTITUTIONAL LIQUIDITY FUNDS



                                               CASH MANAGEMENT CLASS
                                               Money Market Portfolio

                                               Prime Portfolio

                                               Government Portfolio

                                               Government Reserves Portfolio

                                               Treasury Portfolio

                                               Treasury Reserves Portfolio

                                               Tax-Exempt Portfolio

                                               Municipal Portfolio

                                               New York Municipal Portfolio

PROSPECTUS DECEMBER 19, 2006




LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS

       LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS


       Summary of Portfolios.........................iii

       Money Market Portfolio........................1

       Prime Portfolio...............................4

       Government Portfolio..........................7

       Government Reserves Portfolio.................10

       Treasury Portfolio............................13

       Treasury Reserves Portfolio...................16

       Tax-Exempt Portfolio..........................19

       Municipal Portfolio...........................22

       New York Municipal Portfolio..................25

       Investor Expenses.............................28

       Financial Highlights..........................30

       Management....................................31


       YOUR INVESTMENT
       Eligible Accounts.............................32
       Purchasing Shares.............................32
       Redeeming Shares..............................33
       General Shareholder Information...............35
       Share Prices..................................37
       Distributions and Taxes.......................38
       Portfolio Holdings Policy.....................39
       Portfolio Structure...........................39


THESE PORTFOLIOS:
o    require a minimum initial investment of $10 million

o Money Market, Prime, Government and Treasury Portfolios price their shares at 5:00 p.m., Eastern time. Government Reserves and Treasury Reserves Portfolios price their shares at 2:00 p.m., Eastern time. Tax- Exempt, Municipal and New York Municipal Portfolios price their shares at 3:00 p.m., Eastern time

o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

o    are also money market sweep funds for certain eligible investors

o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

o carry certain risks, including the risk that you could lose money if Portfolio shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Portfolio shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

o use a master-feeder and multiple class structure, meaning that rather than investing directly in securities, each Portfolio invests in a "master series"; see page 39 for information on how it works

o Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio are designed for investors seeking income exempt from federal income tax and, for investors in New York Municipal Money Fund, income exempt from New York State and New York City personal income taxes

Please note that shares of each Portfolio may not be available in all states. Shares of each Portfolio are only available in states in which they are authorized for purchase.

(C)2006 Lehman Brothers Asset Management LLC.  All rights reserved.

SUMMARY OF PORTFOLIOS

MONEY MARKET PORTFOLIO        A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity. The Portfolio invests in corporate debt
                              obligations,   asset-backed  securities,  variable
                              rate obligations, instruments issued or guaranteed
                              by  the   U.S.   Government,   its   agencies   or
                              instrumentalities,   repurchase   agreements   and
                              securities of U.S. and foreign banks.

PRIME PORTFOLIO               A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.  The  Portfolio  primarily  invests  in
                              corporate    debt    obligations,     asset-backed
                              securities, variable rate obligations, instruments
                              issued or guaranteed by the U.S.  Government,  its
                              agencies    or    instrumentalities,    repurchase
                              agreements   and  securities  of  U.S.  banks  and
                              foreign branches of U.S. banks.

GOVERNMENT PORTFOLIO          A  U.S.   Government  money  market  fund  seeking
                              maximum  safety  and  liquidity  and  the  highest
                              available current income. The Portfolio invests in
                              securities issued or guaranteed as to principal or
                              interest by the U.S. Government,  its agencies and
                              instrumentalities    and   repurchase   agreements
                              relating to such securities.

GOVERNMENT RESERVES           A  U.S.   Government  money  market  fund  seeking
PORTFOLIO                     maximum  safety  and  liquidity  and  the  highest
                              available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities.

TREASURY PORTFOLIO            A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.   The   Portfolio   invests  in  direct
                              obligations  of  the  U.S.   Treasury,   including
                              repurchase agreements relating to such securities.

TREASURY RESERVES PORTFOLIO   A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.   The   Portfolio   invests  in  direct
                              obligations of the U.S. Treasury.

TAX-EXEMPT PORTFOLIO          A money market fund seeking the highest  available
                              current  income that is exempt from federal income
                              tax  and,  to the  extent  possible,  is not a tax
                              preference   item  for  purposes  of  the  federal
                              alternative  minimum tax,  consistent  with safety
                              and liquidity.  The Portfolio  normally invests at
                              least  80%  of its  net  assets  in  high-quality,
                              short-term municipal  securities,  the interest on
                              which  is  not  a  preference   item  for  federal
                              alternative minimum tax purposes.

MUNICIPAL PORTFOLIO           A money  market fund  seeking the maximum  current
                              income exempt from federal income tax,  consistent
                              with safety and liquidity.  The Portfolio normally
                              invests   at  least  80%  of  its  net  assets  in
                              high-quality, short-term municipal securities from
                              issuers  around  the  country.   The   Portfolio's
                              dividends are generally exempt from federal income
                              tax,  but  all  or  part  thereof  may  be  a  tax
                              preference   item  for  purposes  of  the  federal
                              alternative minimum tax.

NEW YORK MUNICIPAL PORTFOLIO  A money market fund seeking the highest  available current income exempt from federal income tax and New York State and New York City personal income taxes that is consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from those taxes.

MONEY MARKET PORTFOLIO                                    Ticker Symbol: LBDXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Cash Management Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Neuberger Berman Institutional Cash Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows how the Neuberger Berman Institutional Cash Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
-----------------
 Year       %
-----------------
 2001      4.01
-----------------
 2002      1.64
-----------------
 2003      0.88
-----------------
 2004      1.09
-----------------
 2005      3.06
-----------------
Best quarter: Q1 '01, 1.41%   Worst quarter: Q3 '03 & Q1 '04, 0.19%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
----------------------------------------------------------------------
                                                     Since Inception
                           1 Year       5 Year          5/8/2000*
----------------------------------------------------------------------
 Institutional Cash         3.06         2.13             2.63
----------------------------------------------------------------------

*Performance shown above is that of Neuberger Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Cash Management Class of the Portfolio because it invests in the same master series as the Portfolio. Because the Cash Management Class of the Portfolio has moderately lower expenses, its performance typically would have been slightly better than that of Neuberger Berman Institutional Cash Fund. For the period from Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, it was organized in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004, Neuberger Berman Institutional Cash Fund was organized in a multiple class structure. As of 12/30/2004, the Fund was organized as a feeder fund in a master-feeder structure and responsibility for the day-to-day portfolio management of the Fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

PRIME PORTFOLIO                                           Ticker Symbol: LBQXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities from U.S. issuers, including governments and their agencies, banks and corporations. The Portfolio may also invest in securities issued by foreign branches of U.S. banks. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Government and Agency Securities, repurchase agreements and securities of U.S. banks (including foreign branches of U.S. banks). The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in securities issued by foreign branches of U.S. banks may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Cash Management Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Lehman Brothers Prime Money Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows the Lehman Brothers Prime Money Fund's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
-----------------
 Year       %
-----------------
 2005      3.20
-----------------
Best quarter: Q4 '05, 0.99%     Worst quarter: Q1 '05, 0.58%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
------------------------------------------------------
                                     Since Inception
                     1 Year            12/27/2004*
------------------------------------------------------
Prime Money           3.20                3.20
------------------------------------------------------

*Performance shown above is that of Lehman Brothers Prime Money Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Cash Management Class of the Portfolio because it invests in the same master series as the Portfolio. Because the Lehman Brothers Prime Money Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Cash Management Class of the Portfolio. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

GOVERNMENT PORTFOLIO                                     Ticker Symbol: LHCXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

GOVERNMENT RESERVES PORTFOLIO                          Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"). The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY PORTFOLIO                                        Ticker Symbol: LHLXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY RESERVES PORTFOLIO                               Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TAX-EXEMPT PORTFOLIO                                      Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Portfolio also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

MUNICIPAL PORTFOLIO                                       Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Portfolio seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

NEW YORK MUNICIPAL PORTFOLIO                              Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and New York State and New York City personal income taxes. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. For investors that live outside of New York, a portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities of New York and other municipalities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities of New York issuers that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to federal income tax and/or New York State and New York City personal income taxes and/or is a tax preference item for purposes of the federal alternative minimum tax.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

Because the Portfolio invests in municipal securities of New York issuers, it is more vulnerable to unfavorable developments in New York than are mutual funds that invest in municipal securities of many states.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax advisor for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT FEDERALLY EXEMPT, AS WELL AS NEW YORK STATE AND NEW YORK CITY EXEMPT, AND MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

INVESTOR EXPENSES

The Portfolio does not charge you any fees for buying, selling, or exchanging shares of the Portfolio or for maintaining your account. Your only Portfolio cost is your share of annual operating expenses. The expense example can help you compare costs among mutual funds.

                                                              FEE TABLE
SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------
                  MONEY                             GOVERNMENT                  TREASURY      TAX-                     NEW YORK
                  MARKET       PRIME    GOVERNMENT   RESERVES       TREASURY    RESERVES     EXEMPT     MUNICIPAL      MUNICIPAL
------------------------------------------------------------------------------------------------------------------------------------
Fees:             None         None        None        None           None        None        None        None            None
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Portfolio assets, so you pay them indirectly.

------------------------------------------------------------------------------------------------------------------------------------
                  MONEY                             GOVERNMENT                  TREASURY      TAX-                     NEW YORK
                  MARKET       PRIME    GOVERNMENT   RESERVES       TREASURY    RESERVES     EXEMPT     MUNICIPAL      MUNICIPAL
------------------------------------------------------------------------------------------------------------------------------------
Management         0.18        0.18        0.18        0.18           0.18        0.18        0.35        0.35            0.35
fees**
------------------------------------------------------------------------------------------------------------------------------------
Distribution       None        None        None        None           None        None        None        None            None
(12b-1) fees
------------------------------------------------------------------------------------------------------------------------------------
Other              0.40        0.37        0.67        0.67           0.61        0.61        0.61        0.67            0.61
expenses***
------------------------------------------------------------------------------------------------------------------------------------
Total annual       0.58        0.55        0.85        0.85           0.79        0.79        0.96        1.02            0.96
operating
expenses
------------------------------------------------------------------------------------------------------------------------------------
Minus:             0.33        0.30        0.60        0.60           0.54        0.54        0.71        0.77            0.71
Expense
Reimbursement
or Waiver
------------------------------------------------------------------------------------------------------------------------------------
Net                0.25        0.25        0.25        0.25           0.25        0.25        0.25@       0.25@           0.25@
expenses****
------------------------------------------------------------------------------------------------------------------------------------

     *    THE TABLE INCLUDES COSTS PAID BY THE PORTFOLIO AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON
          MASTER-FEEDER FUNDS, SEE "PORTFOLIO STRUCTURE" ON PAGE 39.

     **   "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

     ***  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. "OTHER EXPENSES" INCLUDES A 0.05%
          SHAREHOLDER SERVICING FEE.

     **** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE
          CERTAIN EXPENSES OF THE CASH MANAGEMENT CLASS OF EACH PORTFOLIO THROUGH 3/31/2010, SO THAT THE TOTAL ANNUAL
          OPERATING EXPENSES OF THE CASH MANAGEMENT CLASS OF EACH PORTFOLIO ARE LIMITED TO 0.25% OF ITS AVERAGE NET ASSETS.
          THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. EACH PORTFOLIO
          HAS AGREED THAT ITS CASH MANAGEMENT CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FOREGONE OR REIMBURSED FOR THAT
          CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE THE ANNUAL OPERATING EXPENSES OF THAT CLASS OF THE PORTFOLIO TO EXCEED
          0.25% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI
          INCURRED THE EXPENSE.

     @    FOR EACH OF TAX-EXEMPT PORTFOLIO, MUNICIPAL PORTFOLIO AND NEW YORK MUNICIPAL PORTFOLIO, NBMI HAS CONTRACTUALLY
          UNDERTAKEN TO FORGO AND/OR REIMBURSE ITS INVESTMENT MANAGEMENT FEE OF THE MASTER SERIES IN WHICH EACH OF THOSE PORTFOLIOS
          INVEST IN THE AMOUNT OF 0.17% OF THAT PORTFOLIO'S AVERAGE NET ASSETS THROUGH 3/31/2010. AS A RESULT OF THIS AGREEMENT, THE
          INVESTMENT MANAGEMENT FEE OF EACH MASTER SERIES IN WHICH THE TAX-EXEMPT PORTFOLIO, MUNICIPAL PORTFOLIO AND NEW YORK
          MUNICIPAL PORTFOLIO INVESTS WILL BE LIMITED TO 0.08% OF ITS AVERAGE NET ASSETS.

                                EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table on the previous page. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                             1 Year           3 Years
MONEY MARKET                 $26              $80
PRIME                        $26              $80
GOVERNMENT                   $26              $80
GOVERNMENT RESERVES          $26              $80
TREASURY                     $26              $80
TREASURY RESERVES            $26              $80
TAX-EXEMPT                   $26              $80
MUNICIPAL                    $26              $80
NEW YORK MUNICIPAL           $26              $80

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Portfolios were new and had no financial highlights to report.

MANAGEMENT

PORTFOLIO MANAGERS

The Portfolio Managers of MONEY MARKET PORTFOLIO and PRIME PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

The Portfolio Managers of GOVERNMENT PORTFOLIO, GOVERNMENT RESERVES PORTFOLIO, TREASURY PORTFOLIO and TREASURY RESERVES PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

SCOTT F. RIECKE, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Riecke was a money market portfolio manager with Neuberger Berman.

The Portfolio Managers of MUNICIPAL PORTFOLIO, NEW YORK MUNICIPAL PORTFOLIO and TAX-EXEMPT PORTFOLIO are:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is each Portfolio's investment manager, administrator and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing each Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the board of trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as each Portfolio's investment manager and expenses paid directly by each Portfolio. The Manager engages a sub-adviser to choose each Portfolio's investments and handle its day-to-day business. The sub-adviser of each Portfolio is Lehman Brothers Asset Management LLC. As investment manager, the Manager is responsible for overseeing the activities of the sub-advisers. The Manager and each sub-adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

Each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio, Treasury Portfolio and Treasury Reserves Portfolio will pay the Manager fees at the annual rate of 0.08% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders.

Each of Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio will pay the Manager fees at the annual rate of 0.35% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders. For each of these Portfolios, the Manager has contractually undertaken to forgo and/or reimburse its investment management fee in the amount of 0.17% of that Portfolio's average net assets through March 31, 2010. As a result of this agreement, the investment management fee of each Portfolio will be limited to 0.08% of its average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the board of trustees will be available in each Portfolio's annual report to shareholders, dated March 31, 2007.

YOUR INVESTMENT

o    ELIGIBLE ACCOUNTS

The Portfolios offer their shares for purchase by investors directly and through financial intermediaries. Each Portfolio has a minimum initial investment of $10 million. Each Portfolio, in its sole discretion, may waive the minimum initial investment in certain cases, including shares of the Portfolios purchased through a financial intermediary.

The fees and policies outlined in this prospectus are set by Lehman Brothers Institutional Liquidity Funds ("the Fund"). However, investors purchasing shares through a financial intermediary should consult their intermediary for additional information needed to manage their investment including information on how to buy and sell shares of the Portfolios, investor services, statements and confirmations and additional policies. In exchange for the services it offers, a financial intermediary may charge fees, which are generally in addition to those described in this prospectus.

Shares of the Government, Government Reserves, Treasury and Treasury Reserves Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of these Portfolios, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

o    PURCHASING SHARES

Every purchase order you place will be processed at the next share price calculated after your order has been accepted.

Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. If a purchase order is received in good order prior to the Portfolio's specified closing time, the Fund will process the order when it receives payment. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Your order will not be processed unless payment is received on the same day by the close of the Federal Reserve Wire System (6:00 p.m. Eastern time). If payment is not received by that time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Fund, Lehman Brothers Asset Management, NBMI or the Fund's custodian. All investments must be made in U.S. dollars.

Portfolio investors whose payments are converted to "federal funds" before 6:00 p.m., Eastern time on the day of purchase, will accrue a dividend the same day.

On any business day that the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund reserves the right to take orders to purchase Portfolio shares when the New York Stock Exchange is closed, reject any purchase order, or suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

PURCHASING SHARES BY TELEPHONE

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form, which you can obtain by calling Lehman Brothers Shareholder Service Group at 888-556-9030 and mailing it to:

                    Lehman Brothers Shareholder Service Group
                    605 Third Avenue 2nd Floor
                    New York, NY 10158-0180

or faxing it to 781-796-3327. Upon approval of the application, you may purchase Cash Management Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade and wiring Federal Funds to the Fund immediately thereafter. (Investors must call Lehman Brothers Shareholder Service Group before effecting any purchase.) The Fund reserves the right to suspend the telephone order privilege.

Federal Funds should be wired to:

                    State Street Bank
                    ABA 011-000028
                    DDA 9905-710-1

                    Attn: Lehman Brothers Deposit Account
                    Ref:  (Portfolio Name, Portfolio Number, Account Name
                           and Account Number)

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

If purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally provide purchase instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish purchase and payment cutoff times. It is the responsibility of the intermediary to forward your order and the accompanying payment to the Fund in a timely fashion.

For those purchasing shares via cash sweep, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in Portfolio shares. All such available cash balances in an eligible account are automatically invested in the specified Portfolio on a daily basis. These amounts include proceeds of securities sold in your account. To open a sweep account, contact the Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY INTERNET

Once you have opened an account, you may place a purchase order for additional shares online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to purchasing shares online. Additionally, you are responsible for transmitting payments for shares purchased via the Internet in a timely fashion as set forth within this prospectus.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY E-MAIL

Subject to appropriate agreement with the Fund's principal underwriter, the Fund may accept orders by e-mail.

REDEEMING SHARES

Every sell order you place will be processed at the next share price calculated after your order has been received in good order. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Orders to sell shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. You will not receive dividends earned and accrued by the Portfolios on the day you sell your shares.

The proceeds from the shares you sell are generally sent the same business day your sell order is executed but under certain circumstances may not be made until the next business day. Proceeds may be delayed as permitted pursuant to
Section 22(e) of the Investment Company Act of 1940, as amended. Generally, under that section, redemption requests or payments may be postponed or suspended if the New York Stock Exchange is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of the value of the Portfolio's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. The Fund reserves the right to take orders to redeem Portfolio shares when the New York Stock Exchange is closed. Notice of such event would be posted on www.lehman.com/lbilf.

The Portfolios reserve the right to pay in kind for redemptions. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Fund has determined that it is in the best interests of a Portfolio's shareholders as a whole.

In some cases, when you sell shares directly or through a financial intermediary, you will have to place your order in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

REDEEMING SHARES BY TELEPHONE

You may sell Cash Management Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade. Please provide your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. This option is not available if you have declined the telephone option. The Fund reserves the right to suspend the telephone order privilege.

REDEEMING SHARES BY FAX

Fax us at 781-796-3327 requesting us to sell shares signed by all registered owners; include your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you.

REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

If redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions. Customers of a financial intermediary will normally provide redemption instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish redemption and payment cutoff times.

For those using the Portfolios as a cash sweep vehicle, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in shares of a specified Portfolio. All debit cash balances in an eligible account are automatically redeemed from the Portfolio on a daily basis.

REDEEMING SHARES BY INTERNET

You may place a redemption order online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to redeeming shares online.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

GENERAL SHAREHOLDER INFORMATION

MARKET TIMING POLICY. In light of the nature and high quality of the Portfolios' investments and the Portfolios' investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Portfolio shares ("market-timing activities"). It is expected that the Portfolios will be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Portfolio shares can interfere with Portfolio management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order, change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.

EXCHANGING SHARES. You can exchange a Portfolio's Cash Management Class Shares for Cash Management Class Shares of other available Portfolios of the Fund based on their respective NAVs (normally, $1 per share) at no additional cost. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.

To exchange shares, contact Lehman Brothers Shareholder Service Group at 888-556-9030 if you purchased the shares directly. Otherwise, please contact your financial intermediary.

When exchanging shares, both accounts must be registered in the same name, address and tax identification number and you will need to observe the minimum investment and minimum account balance requirements for the Portfolio accounts involved.

Under certain circumstances, the Fund reserves the right to reject any exchange order and/or change, suspend or revoke the exchange privilege. The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Portfolio management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Portfolio investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to the Fund that you do not want it. Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Portfolio and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

OTHER POLICIES. The Fund reserves the right to suspend the offering of shares and/or change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

SHAREHOLDER SERVICING FEE

Each Portfolio has implemented a Shareholder Servicing Fee for each Portfolio's Cash Management Class shares to pay the Fund's shareholder servicing agent, NBMI, to provide for, or to compensate certain financial intermediaries (also referred to as service organizations) for providing personal and account maintenance services and administrative services to shareholders. Under this arrangement, each Portfolio pays the Fund's shareholder servicing agent a monthly or quarterly servicing fee which shall not exceed during any one year 0.05% of each Portfolio's average daily net assets of Cash Management Class shares which are owned beneficially by the customers of such service organizations during such period.

OTHER PAYMENTS TO THIRD PARTIES

NBMI and/or its affiliates may pay additional compensation, out of their own resources and not as an expense of the Portfolios, to your investment provider or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Portfolio shares. In some cases, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Portfolios to you. If you have purchased shares of a Portfolio through an investment provider, please speak with your investment provider to learn more about any payments it receives from NBMI and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments will not change the net asset value or the price of each Portfolio's shares. For more information, please see the Portfolios' Statement of Additional Information.


MEDALLION SIGNATURE GUARANTEES

You may need a Medallion signature guarantee when you sell shares directly or through a financial intermediary. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your financial intermediary acting on your behalf or as your agent) may require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

SHARE PRICES

Because Cash Management Class shares of each Portfolio do not have front-end sales charges, the price you pay for each share of a Portfolio is the net asset value per share. Similarly, because there are no fees for selling shares, a Portfolio pays you the full share price when you sell shares. Remember that your financial intermediary may charge fees for its services.

The Portfolios are open for business every day that both the New York Stock Exchange and the Federal Reserve are open. The New York Stock Exchange and the Federal Reserve are closed on all national holidays; the New York Stock Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Portfolio shares normally will not be priced on those days and any other day the New York Stock Exchange or Federal Reserve is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, a Portfolio may decide to remain open and price its shares on a day when the New York Stock Exchange is closed for unusual reasons.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Your Investment" for instructions on placing orders). The Money Market Portfolio, Prime Portfolio Government Portfolio and Treasury Portfolio each calculates its share price as of 5:00 p.m., Eastern time. Government Reserves Portfolio and Treasury Reserves Portfolio each calculates its share price as of 2:00 p.m., Eastern time. Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio each calculates its share price as of 3:00 p.m. Eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Portfolio could change on days when you cannot buy or sell Portfolio shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

The price of shares of a Portfolio is the total value of the assets attributable to that Portfolio minus the liabilities attributable to that Portfolio, divided by the total number of shares outstanding.

When valuing portfolio securities, each Portfolio uses a constant amortization method in an effort to maintain a constant share price of $1.00. Although there can be no assurance, each Portfolio does not anticipate that its share price will fluctuate.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. Each Portfolio pays out to shareholders any net investment income and realized net capital gains it earns. Each Portfolio declares income dividends at approximately 4:00 p.m. on each business day and pays them monthly, and any net short-term capital gains are paid annually in December. The Portfolios do not anticipate making any long-term capital gain distributions.

Each Portfolio's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.

Consult your financial intermediary about whether distributions from a Portfolio to your account will be reinvested in additional shares of the Portfolio or paid to your account in cash. Although Portfolio distributions are actually made to the financial intermediary that holds the Portfolio shares on your behalf, the following discussion describes tax consequences of distributions made to you because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Portfolio dividends paid to qualified retirement plan accounts are tax-free, though eventual withdrawals from those accounts generally are subject to tax. Portfolio dividends other than "exempt-interest dividends" (described in the next paragraph) paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Portfolio.

The part of the income distributions from Municipal Portfolio, New York Municipal Portfolio and Tax-Exempt Portfolio (each, a "Tax-Free Portfolio") that is designated as "exempt-interest dividends" -- essentially, the part of the Portfolio's distributions equal to the excess of its excludable interest over certain amounts disallowed as deductions -- is excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of a Tax-Free Portfolio are not appropriate investments for tax-advantaged retirement plans and accounts and other tax-exempt investors.

Dividends (other than exempt-interest dividends) are taxable to you, if at all, in the year you receive them. Distributions of income and net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

In general, income dividends from the Tax-Free Portfolios generally are free from federal income tax. However, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Tax-Free Portfolio's income dividends may be a tax preference item for purposes of that tax. A Tax-Free Portfolio also may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.

For investors in New York Municipal Portfolio, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from New York State and New York City personal income taxes. However, distributions that are derived from interest on U.S. securities that is federally taxable as ordinary income or distributions that are derived from interest on state and municipal securities other than New York issuers are generally subject to taxes in New York State and New York City.

"Interest-related dividends" and "short-term capital gain dividends" that a Portfolio properly designates as such are exempt from the federal withholding tax of 30% (or lower treaty rate) that otherwise generally would apply to dividends it pays to most foreign shareholders. "Interest-related dividends" are dividends that are attributable to certain original issue discount, interest on obligations in registered form (with certain exceptions), and interest on deposits derived from U.S. sources and any interest-related dividend from another regulated investment company. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The withholding exemption generally applies with respect to each Portfolio's taxable years beginning before January 1, 2008.

HOW SHARE TRANSACTIONS ARE TAXED. When a qualified retirement plan sells (redeems) Portfolio shares in its account, there are no tax consequences to the plan or its beneficiaries. For other shareholders, a sale (redemption) of a Portfolio's shares will not result in a taxable gain or loss as long as the Portfolio maintains a share price of $1.00.

TAXES AND YOU

For non-retirement plan account holders, the taxes you actually owe on distributions can vary with many factors, such as your tax bracket.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you might have.


PORTFOLIO HOLDINGS POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio holdings is available in the Portfolios' Statement of Additional Information. The complete portfolio holdings for each Portfolio are available at www.lehman.com/lbilf. Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month.

Each Portfolio's complete portfolio holdings will remain available at www.lehman.com/lbilf until the subsequent period's holdings have been posted. Complete holdings for all Portfolios will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

PORTFOLIO STRUCTURE

The Portfolios use a "master-feeder" structure. Rather than investing directly in securities, each Portfolio is a "feeder fund," meaning that it invests in a corresponding "master series." The master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Portfolio" to mean each feeder fund and its master series. For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

Each Portfolio also uses a "multiple class" structure. Each Portfolio offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and consequently, different expenses. This prospectus relates solely to the Cash Management Class of the Portfolios.

LEHMAN BROTHERS ASSET MANAGEMENT

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES

o    No load
o    No sales charges

If you would like further details on these Portfolios, you can request a free copy of the following documents:

Shareholder Reports. Published twice a year, the shareholder reports offer information about each Portfolio's recent performance, including:
o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Portfolio's performance
o    Portfolio performance data and financial statements
o    portfolio holdings

Statement of Additional Information (SAI). The SAI contains more comprehensive information on each Portfolio, including:
o    various types of securities and practices, and their risks
o    investment limitations and additional policies
o    information about each Portfolio's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.
Investment manager:  Neuberger Berman Management Inc.
Sub-adviser:  Lehman Brothers Asset Management LLC

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your financial intermediary, or from:
LEHMAN BROTHERS SHAREHOLDER SERVICE GROUP
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Broker/Dealer and Institutional Support Services:  888-556-9030
Web site:  www.lehman.com/lbilf

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.
You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.
SEC file number 811-21715
G0539 12/06

LEHMAN BROTHERS
INSTITUTIONAL LIQUIDITY FUNDS



                                               INSTITUTIONAL CLASS
                                               Money Market Portfolio

                                               Prime Portfolio

                                               Government Portfolio

                                               Government Reserves Portfolio

                                               Treasury Portfolio

                                               Treasury Reserves Portfolio

                                               Tax-Exempt Portfolio

                                               Municipal Portfolio

                                               New York Municipal Portfolio

PROSPECTUS December 19, 2006



LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS

       LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS

       Summary of Portfolios.........................iii

       Money Market Portfolio........................1

       Prime Portfolio...............................4

       Government Portfolio..........................7

       Government Reserves Portfolio.................10

       Treasury Portfolio............................13

       Treasury Reserves Portfolio...................16

       Tax-Exempt Portfolio..........................19

       Municipal Portfolio...........................22

       New York Municipal Portfolio..................25

       Investor Expenses.............................28

       Financial Highlights..........................30

       Management....................................31

       YOUR INVESTMENT
       Eligible Accounts.............................32
       Purchasing Shares.............................32
       Redeeming Shares..............................34
       General Shareholder Information...............35
       Share Prices..................................37
       Distributions and Taxes.......................38
       Portfolio Holdings Policy.....................39
       Portfolio Structure...........................39


THESE PORTFOLIOS:
o     require a minimum initial investment of $10 million

o Money Market, Prime, Government and Treasury Portfolios price their shares at 5:00 p.m., Eastern time. Government Reserves and Treasury Reserves Portfolios price their shares at 2:00 p.m., Eastern time. Tax- Exempt, Municipal and New York Municipal Portfolios price their shares at 3:00 p.m., Eastern time

o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

o     are also money market sweep funds for certain eligible investors

o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

o carry certain risks, including the risk that you could lose money if Portfolio shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Portfolio shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

o use a master-feeder and multiple class structure, meaning that rather than investing directly in securities, each Portfolio invests in a "master series"; see page 39 for information on how it works

o Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio are designed for investors seeking income exempt from federal income tax and, for investors in New York Municipal Money Fund, income exempt from New York State and New York City personal income taxes

Please note that shares of each Portfolio may not be available in all states. Shares of each Portfolio are only available in states in which they are authorized for purchase.

(C)2006 Lehman Brothers Asset Management LLC.  All rights reserved.

SUMMARY OF PORTFOLIOS

MONEY MARKET PORTFOLIO          A money market fund seeking the highest
                                available current income consistent with safety and liquidity. The Portfolio invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S.
                                Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks.

PRIME PORTFOLIO                 A money market fund seeking the highest
                                available current income consistent with safety and liquidity. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S.
                                Government, its agencies or instrumentalities, repurchase agreements and securities of U.S.
                                banks and foreign branches of U.S. banks.

GOVERNMENT PORTFOLIO            A U.S. Government money market fund seeking
                                maximum safety and liquidity and the highest available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities and repurchase agreements relating to such securities.

GOVERNMENT RESERVES PORTFOLIO   A U.S. Government money market fund seeking
                                maximum safety and liquidity and the highest available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities.

TREASURY PORTFOLIO              A money market fund seeking the highest
                                available current income consistent with safety and liquidity. The Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities.

TREASURY RESERVES PORTFOLIO     A money market fund seeking the highest
                                available current income consistent with safety and liquidity. The Portfolio invests in direct obligations of the U.S. Treasury.

TAX-EXEMPT PORTFOLIO            A money market fund seeking the highest
                                available current income that is exempt from federal income tax and, to the extent possible, is not a tax preference item for purposes of the federal alternative minimum tax, consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities, the interest on which is not a preference item for federal alternative minimum tax purposes.

MUNICIPAL PORTFOLIO             A money market fund seeking the maximum current
                                income exempt from federal income tax,
                                consistent with safety and liquidity. The
                                Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The
                                Portfolio's dividends are generally exempt from federal income tax, but all or part thereof may be a tax preference item for purposes of the federal alternative minimum tax.

NEW YORK MUNICIPAL PORTFOLIO    A money market fund seeking the highest
                                available current income exempt from federal income tax and New York State and New York City personal income taxes that is consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from those taxes.

MONEY MARKET PORTFOLIO                                    Ticker Symbol: LBBXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Institutional Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Neuberger Berman Institutional Cash Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows how the Neuberger Berman Institutional Cash Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
-----------------------
Year              %
-----------------------
2001            4.01
-----------------------
2002            1.64
-----------------------
2003            0.88
-----------------------
2004            1.09
-----------------------
2005            3.06
-----------------------
Best quarter: Q1 '01, 1.41%   Worst quarter: Q3 '03 & Q1 '04, 0.19%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
-------------------------------------------------------------
                                           Since Inception
                        1 Year  5 Year         5/8/2000*
-------------------------------------------------------------
INSTITUTIONAL CASH       3.06    2.13            2.63
-------------------------------------------------------------

*Performance shown above is that of Neuberger Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Institutional Class of the Portfolio because it invests in the same master series as the Portfolio. Because the Institutional Class of the Portfolio has moderately lower expenses, its performance typically would have been slightly better than that of Neuberger Berman Institutional Cash Fund. For the period from Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, it was organized in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004, Neuberger Berman Institutional Cash Fund was organized in a multiple class structure. As of 12/30/2004, the Fund was organized as a feeder fund in a master-feeder structure and responsibility for the day-to-day portfolio management of the Fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

PRIME PORTFOLIO                                           Ticker Symbol: LBLXX

Goal & Strategy


THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities from U.S. issuers, including governments and their agencies, banks and corporations. The Portfolio may also invest in securities issued by foreign branches of U.S. banks. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Government and Agency Securities, repurchase agreements and securities of U.S. banks (including foreign branches of U.S. banks). The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in securities issued by foreign branches of U.S. banks may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Institutional Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Lehman Brothers Prime Money Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows the Lehman Brothers Prime Money Fund's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
-----------------------
Year              %
-----------------------
2005            3.20
-----------------------
Best quarter: Q4 '05, 0.99%   Worst quarter: Q1 '05, 0.58%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
-----------------------------------------------------
                                     Since Inception
                        1 Year         12/27/2004*
-----------------------------------------------------
PRIME MONEY              3.20             3.20
-----------------------------------------------------

*Performance shown above is that of Lehman Brothers Prime Money Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Institutional Class of the Portfolio because it invests in the same master series as the Portfolio. Because the Lehman Brothers Prime Money Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Institutional Class of the Portfolio. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

GOVERNMENT PORTFOLIO                                      Ticker Symbol: LHBXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

GOVERNMENT RESERVES PORTFOLIO                          Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"). The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY PORTFOLIO                                        Ticker Symbol: LHKXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY RESERVES PORTFOLIO                               Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TAX-EXEMPT PORTFOLIO                                      Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Portfolio also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

MUNICIPAL PORTFOLIO                                       TICKER SYMBOL: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Portfolio seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

NEW YORK MUNICIPAL PORTFOLIO                              TICKER SYMBOL: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and New York State and New York City personal income taxes. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. For investors that live outside of New York, a portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities of New York and other municipalities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities of New York issuers that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to federal income tax and/or New York State and New York City personal income taxes and/or is a tax preference item for purposes of the federal alternative minimum tax.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

Because the Portfolio invests in municipal securities of New York issuers, it is more vulnerable to unfavorable developments in New York than are mutual funds that invest in municipal securities of many states.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax advisor for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT FEDERALLY EXEMPT, AS WELL AS NEW YORK STATE AND NEW YORK CITY EXEMPT, AND MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

INVESTOR EXPENSES

The Portfolio does not charge you any fees for buying, selling, or exchanging shares of the Portfolio or for maintaining your account. Your only Portfolio cost is your share of annual operating expenses. The expense example can help you compare costs among mutual funds.

                                                              FEE TABLE
SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------------------------
              MONEY                            GOVERNMENT                TREASURY     TAX-                  NEW YORK
              MARKET    PRIME    GOVERNMENT     RESERVES     TREASURY    RESERVES    EXEMPT    MUNICIPAL    MUNICIPAL
----------------------------------------------------------------------------------------------------------------------
FEES:         None      None       None           None         None         None      None       None          None
----------------------------------------------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Portfolio assets, so you pay them indirectly.

                                            FEE TABLE
SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------------------------
              MONEY                            GOVERNMENT                TREASURY     TAX-                  NEW YORK
              MARKET    PRIME    GOVERNMENT     RESERVES     TREASURY    RESERVES    EXEMPT    MUNICIPAL    MUNICIPAL
----------------------------------------------------------------------------------------------------------------------
Management    0.18      0.18       0.18           0.18         0.18         0.18      0.35       0.35          0.35
fees**
----------------------------------------------------------------------------------------------------------------------
Distribution  None      None       None           None         None         None      None       None          None
(12b-1) fees
----------------------------------------------------------------------------------------------------------------------
Other         0.35      0.32       0.62           0.62         0.56         0.56      0.56       0.62          0.56
expenses***
----------------------------------------------------------------------------------------------------------------------
Total annual  0.53      0.50       0.80           0.80         0.74         0.74      0.91       0.97          0.91
operating
expenses
----------------------------------------------------------------------------------------------------------------------
MINUS:        0.33      0.30       0.60           0.60         0.54         0.54      0.71       0.77          0.71
Expense
Reimbursement
or Waiver
----------------------------------------------------------------------------------------------------------------------
Net           0.20      0.20       0.20           0.20         0.20         0.20      0.20@      0.20@         0.20@
expenses****
----------------------------------------------------------------------------------------------------------------------

     *    THE TABLE INCLUDES COSTS PAID BY THE PORTFOLIO AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON
          MASTER-FEEDER FUNDS, SEE "PORTFOLIO STRUCTURE" ON PAGE 39.

     **   "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

     ***  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

     **** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE
          CERTAIN EXPENSES OF THE INSTITUTIONAL CLASS OF EACH PORTFOLIO THROUGH 3/31/2010, SO THAT THE TOTAL ANNUAL OPERATING
          EXPENSES OF THE INSTITUTIONAL CLASS OF EACH PORTFOLIO ARE LIMITED TO 0.20 % OF ITS AVERAGE NET ASSETS. THIS
          ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. EACH PORTFOLIO HAS
          AGREED THAT ITS INSTITUTIONAL CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FOREGONE OR REIMBURSED FOR THAT CLASS
          PROVIDED THAT REPAYMENT DOES NOT CAUSE THE ANNUAL OPERATING EXPENSES OF THAT CLASS OF THE PORTFOLIO TO EXCEED 0.20%
          OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED
          THE EXPENSE.

     @    FOR EACH OF TAX-EXEMPT PORTFOLIO, MUNICIPAL PORTFOLIO AND NEW YORK MUNICIPAL PORTFOLIO, NBMI HAS CONTRACTUALLY
          UNDERTAKEN TO FORGO AND/OR REIMBURSE ITS MANAGEMENT FEE IN THE AMOUNT OF 0.17% OF THAT PORTFOLIO'S AVERAGE NET
          ASSETS THROUGH  3/31/10. AS A RESULT OF THIS AGREEMENT, THE INVESTMENT MANAGEMENT FEE OF EACH PORTFOLIO WILL BE
          LIMITED TO 0.08% OF ITS AVERAGE NET ASSETS.

                                 EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table on the previous page. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                           1 Year       3 Years
 MONEY MARKET              $20          $64

 PRIME                     $20          $64

 GOVERNMENT                $20          $64

 GOVERNMENT RESERVES       $20          $64

 TREASURY                  $20          $64

 TREASURY RESERVES         $20          $64

 TAX-EXEMPT                $20          $64

 MUNICIPAL                 $20          $64

 NEW YORK MUNICIPAL        $20          $64

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Portfolios were new and had no financial highlights to report.

MANAGEMENT

PORTFOLIO MANAGERS

The Portfolio Managers of MONEY MARKET PORTFOLIO and PRIME PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

The Portfolio Managers of GOVERNMENT PORTFOLIO, GOVERNMENT RESERVES PORTFOLIO, TREASURY PORTFOLIO and TREASURY RESERVES PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

SCOTT F. RIECKE, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Riecke was a money market portfolio manager with Neuberger Berman.

The Portfolio Managers of MUNICIPAL PORTFOLIO, NEW YORK MUNICIPAL PORTFOLIO and TAX-EXEMPT PORTFOLIO are:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is each Portfolio's investment manager, administrator and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing each Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the board of trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as each Portfolio's investment manager and expenses paid directly by each Portfolio. The Manager engages a sub-adviser to choose each Portfolio's investments and handle its day-to-day business. The sub-adviser of each Portfolio is Lehman Brothers Asset Management LLC. As investment manager, the Manager is responsible for overseeing the activities of the sub-advisers. The Manager and each sub-adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

Each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio, Treasury Portfolio and Treasury Reserves Portfolio will pay the Manager fees at the annual rate of 0.08% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders.

Each of Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio will pay the Manager fees at the annual rate of 0.35% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders. For each of these Portfolios, the Manager has contractually undertaken to forgo and/or reimburse its investment management fee in the amount of 0.17% of that Portfolio's average net assets through March 31, 2010. As a result of this agreement, the investment management fee of each Portfolio will be limited to 0.08% of its average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the board of trustees will be available in each Portfolio's annual report to shareholders, dated March 31, 2007.

YOUR INVESTMENT

o     ELIGIBLE ACCOUNTS

The Portfolios offer their shares for purchase by investors directly and through financial intermediaries. Each Portfolio has a minimum initial investment of $10 million. Each Portfolio, in its sole discretion, may waive the minimum initial investment in certain cases, including shares of the Portfolios purchased through a financial intermediary.

The fees and policies outlined in this prospectus are set by Lehman Brothers Institutional Liquidity Funds ("the Fund"). However, investors purchasing shares through a financial intermediary should consult their intermediary for additional information needed to manage their investment including information on how to buy and sell shares of the Portfolios, investor services, statements and confirmations and additional policies. In exchange for the services it offers, a financial intermediary may charge fees, which are generally in addition to those described in this prospectus.

Shares of the Government, Government Reserves, Treasury and Treasury Reserves Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of these Portfolios, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

o     PURCHASING SHARES

Every purchase order you place will be processed at the next share price calculated after your order has been accepted.

Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. If a purchase order is received in good order prior to the Portfolio's specified closing time, the Fund will process the order when it receives payment. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Your order will not be processed unless payment is received on the same day by the close of the Federal Reserve Wire System (6:00 p.m. Eastern time). If payment is not received by that time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Fund, Lehman Brothers Asset Management, NBMI or the Fund's custodian. All investments must be made in U.S. dollars.

Portfolio investors whose payments are converted to "federal funds" before 6:00 p.m., Eastern time on the day of purchase, will accrue a dividend the same day.

On any business day that the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund reserves the right to take orders to purchase Portfolio shares when the New York Stock Exchange is closed, reject any purchase order, or suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

PURCHASING SHARES BY TELEPHONE

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form, which you can obtain by calling Lehman Brothers Shareholder Service Group at 888-556-9030 and mailing it to:

                    Lehman Brothers Shareholder Service Group
                    605 Third Avenue 2nd Floor
                    New York, NY 10158-0180

or faxing it to 781-796-3327. Upon approval of the application, you may purchase Institutional Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade and wiring Federal Funds to the Fund immediately thereafter. (Investors must call Lehman Brothers Shareholder Service Group before effecting any purchase.) The Fund reserves the right to suspend the telephone order privilege.

Federal Funds should be wired to:

                    State Street Bank
                    ABA 011-000028
                    DDA 9905-710-1

                    Attn: Lehman Brothers Deposit Account
                    Ref:  (Portfolio Name, Portfolio Number, Account Name
                           and Account Number)

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

If purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally provide purchase instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish purchase and payment cutoff times. It is the responsibility of the intermediary to forward your order and the accompanying payment to the Fund in a timely fashion.

For those purchasing shares via cash sweep, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in Portfolio shares. All such available cash balances in an eligible account are automatically invested in the specified Portfolio on a daily basis. These amounts include proceeds of securities sold in your account. To open a sweep account, contact the Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY INTERNET

Once you have opened an account, you may place a purchase order for additional shares online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to purchasing shares online. Additionally, you are responsible for transmitting payments for shares purchased via the Internet in a timely fashion as set forth within this prospectus.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY E-MAIL

Subject to appropriate agreement with the Fund's principal underwriter, the Fund may accept orders by e-mail.

REDEEMING SHARES

Every sell order you place will be processed at the next share price calculated after your order has been received in good order. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Orders to sell shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. You will not receive dividends earned and accrued by the Portfolios on the day you sell your shares.

The proceeds from the shares you sell are generally sent the same business day your sell order is executed but under certain circumstances may not be made until the next business day. Proceeds may be delayed as permitted pursuant to
Section 22(e) of the Investment Company Act of 1940, as amended. Generally, under that section, redemption requests or payments may be postponed or suspended if the New York Stock Exchange is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of the value of the Portfolio's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. The Fund reserves the right to take orders to redeem Portfolio shares when the New York Stock Exchange is closed. Notice of such event would be posted on www.lehman.com/lbilf.

The Portfolios reserve the right to pay in kind for redemptions. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Fund has determined that it is in the best interests of a Portfolio's shareholders as a whole.

In some cases, when you sell shares directly or through a financial intermediary, you will have to place your order in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

REDEEMING SHARES BY TELEPHONE

You may sell Institutional Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade. Please provide your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. This option is not available if you have declined the telephone option. The Fund reserves the right to suspend the telephone order privilege.

REDEEMING SHARES BY FAX

Fax us at 781-796-3327 requesting us to sell shares signed by all registered owners; include your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you.

REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

If redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions. Customers of a financial intermediary will normally provide redemption instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish redemption and payment cutoff times.

For those using the Portfolios as a cash sweep vehicle, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in shares of a specified Portfolio. All debit cash balances in an eligible account are automatically redeemed from the Portfolio on a daily basis.

REDEEMING SHARES BY INTERNET

You may place a redemption order online through www.lehman.com/lbilf.
You will need to submit online authorization documents prior to redeeming shares online.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

GENERAL SHAREHOLDER INFORMATION

MARKET TIMING POLICY. In light of the nature and high quality of the Portfolios' investments and the Portfolios' investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Portfolio shares ("market-timing activities"). It is expected that the Portfolios will be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Portfolio shares can interfere with Portfolio management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.

EXCHANGING SHARES. You can exchange a Portfolio's Institutional Class Shares for Institutional Class Shares of other available Portfolios of the Fund based on their respective NAVs (normally, $1 per share) at no additional cost. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.

To exchange shares, contact Lehman Brothers Shareholder Service Group at 888-556-9030 if you purchased the shares directly. Otherwise, please contact your financial intermediary.

When exchanging shares, both accounts must be registered in the same name, address and tax identification number and you will need to observe the minimum investment and minimum account balance requirements for the Portfolio accounts involved.

Under certain circumstances, the Fund reserves the right to reject any exchange order and/or change, suspend or revoke the exchange privilege. The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Portfolio management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Portfolio investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to the Fund that you do not want it. Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Portfolio and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

OTHER POLICIES. The Fund reserves the right to suspend the offering of shares and/or change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

OTHER PAYMENTS TO THIRD PARTIES

NBMI and/or its affiliates may pay additional compensation, out of their own resources and not as an expense of the Portfolios, to your investment provider or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Portfolio shares. In some cases, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Portfolios to you. If you have purchased shares of a Portfolio through an investment provider, please speak with your investment provider to learn more about any payments it receives from NBMI and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments will not change the net asset value or the price of each Portfolio's shares. For more information, please see the Portfolios' Statement of Additional Information.


MEDALLION SIGNATURE GUARANTEES

You may need a Medallion signature guarantee when you sell shares directly or through a financial intermediary. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your financial intermediary acting on your behalf or as your agent) may require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

SHARE PRICES

Because Institutional Class shares of each Portfolio do not have front-end sales charges, the price you pay for each share of a Portfolio is the net asset value per share. Similarly, because there are no fees for selling shares, a Portfolio pays you the full share price when you sell shares. Remember that your financial intermediary may charge fees for its services.

The Portfolios are open for business every day that both the New York Stock Exchange and the Federal Reserve are open. The New York Stock Exchange and the Federal Reserve are closed on all national holidays; the New York Stock Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Portfolio shares normally will not be priced on those days and any other day the New York Stock Exchange or Federal Reserve is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, a Portfolio may decide to remain open and price its shares on a day when the New York Stock Exchange is closed for unusual reasons.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Your Investment" for instructions on placing orders). The Money Market Portfolio, Prime Portfolio Government Portfolio and Treasury Portfolio each calculates its share price as of 5:00 p.m., Eastern time. Government Reserves Portfolio and Treasury Reserves Portfolio each calculates its share price as of 2:00 p.m., Eastern time. Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio each calculates its share price as of 3:00 p.m. Eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Portfolio could change on days when you cannot buy or sell Portfolio shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

The price of shares of a Portfolio is the total value of the assets attributable to that Portfolio minus the liabilities attributable to that Portfolio, divided by the total number of shares outstanding.

When valuing portfolio securities, each Portfolio uses a constant amortization method in an effort to maintain a constant share price of $1.00. Although there can be no assurance, each Portfolio does not anticipate that its share price will fluctuate.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. Each Portfolio pays out to shareholders any net investment income and realized net capital gains it earns. Each Portfolio declares income dividends at approximately 4:00 p.m. on each business day and pays them monthly, and any net short-term capital gains are paid annually in December. The Portfolios do not anticipate making any long-term capital gain distributions.

Each Portfolio's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.

Consult your financial intermediary about whether distributions from a Portfolio to your account will be reinvested in additional shares of the Portfolio or paid to your account in cash. Although Portfolio distributions are actually made to the financial intermediary that holds the Portfolio shares on your behalf, the following discussion describes tax consequences of distributions made to you because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Portfolio dividends paid to qualified retirement plan accounts are tax-free, though eventual withdrawals from those accounts generally are subject to tax. Portfolio dividends other than "exempt-interest dividends" (described in the next paragraph) paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Portfolio.

The part of the income distributions from Municipal Portfolio, New York Municipal Portfolio and Tax-Exempt Portfolio (each, a "Tax-Free Portfolio") that is designated as "exempt-interest dividends" -- essentially, the part of the Portfolio's distributions equal to the excess of its excludable interest over certain amounts disallowed as deductions -- is excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of a Tax-Free Portfolio are not appropriate investments for tax-advantaged retirement plans and accounts and other tax-exempt investors.

Dividends (other than exempt-interest dividends) are taxable to you, if at all, in the year you receive them. Distributions of income and net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

In general, income dividends from the Tax-Free Portfolios generally are free from federal income tax. However, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Tax-Free Portfolio's income dividends may be a tax preference item for purposes of that tax. A Tax-Free Portfolio also may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.

For investors in New York Municipal Portfolio, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from New York State and New York City personal income taxes. However, distributions that are derived from interest on U.S. securities that is federally taxable as ordinary income or distributions that are derived from interest on state and municipal securities other than New York issuers are generally subject to taxes in New York State and New York City.

"Interest-related dividends" and "short-term capital gain dividends" that a Portfolio properly designates as such are exempt from the federal withholding tax of 30% (or lower treaty rate) that otherwise generally would apply to dividends it pays to most foreign shareholders. "Interest-related dividends" are dividends that are attributable to certain original issue discount, interest on obligations in registered form (with certain exceptions), and interest on deposits derived from U.S. sources and any interest-related dividend from another regulated investment company. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The withholding exemption generally applies with respect to each Portfolio's taxable years beginning before January 1, 2008.

HOW SHARE TRANSACTIONS ARE TAXED. When a qualified retirement plan sells (redeems) Portfolio shares in its account, there are no tax consequences to the plan or its beneficiaries. For other shareholders, a sale (redemption) of a Portfolio's shares will not result in a taxable gain or loss as long as the Portfolio maintains a share price of $1.00.

TAXES AND YOU

For non-retirement plan account holders, the taxes you actually owe on distributions can vary with many factors, such as your tax bracket.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you might have.

PORTFOLIO HOLDINGS POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio holdings is available in the Portfolios' Statement of Additional Information. The complete portfolio holdings for each Portfolio are available at www.lehman.com/lbilf. Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month.

Each Portfolio's complete portfolio holdings will remain available at www.lehman.com/lbilf until the subsequent period's holdings have been posted. Complete holdings for all Portfolios will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

PORTFOLIO STRUCTURE

The Portfolios use a "master-feeder" structure. Rather than investing directly in securities, each Portfolio is a "feeder fund," meaning that it invests in a corresponding "master series." The master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Portfolio" to mean each feeder fund and its master series. For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

Each Portfolio also uses a "multiple class" structure. Each Portfolio offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and consequently, different expenses. This prospectus relates solely to the Institutional Class of the Portfolios.

LEHMAN BROTHERS ASSET MANAGEMENT

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES

o     No load
o     No sales charges

If you would like further details on these Portfolios, you can request a free copy of the following documents:

SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each Portfolio's recent performance, including:
o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Portfolio's performance
o     Portfolio performance data and financial statements
o     portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Portfolio, including:
o     various types of securities and practices, and their risks
o     investment limitations and additional policies
o     information about each Portfolio's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.
Investment manager:  Neuberger Berman Management Inc.
Sub-adviser:  Lehman Brothers Asset Management LLC

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your financial intermediary, or from:
LEHMAN BROTHERS SHAREHOLDER SERVICE GROUP
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Broker/Dealer and Institutional Support Services:  888-556-9030
Web site:  www.lehman.com/lbilf

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.
You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.
SEC file number 811-21715
G0538 12/06

LEHMAN BROTHERS
INSTITUTIONAL LIQUIDITY FUNDS



                                               PREMIER CLASS
                                               Money Market Portfolio

                                               Prime Portfolio

                                               Government Portfolio

                                               Government Reserves Portfolio

                                               Treasury Portfolio

                                               Treasury Reserves Portfolio

                                               Tax-Exempt Portfolio

                                               Municipal Portfolio

                                               New York Municipal Portfolio

PROSPECTUS December 19, 2006




LEHMAN BROTHERS ASSET MANAGEMENT


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS

       LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS


       Summary of Portfolios.........................iii

       Money Market Portfolio........................  1

       Prime Portfolio...............................  4

       Government Portfolio..........................  7

       Government Reserves Portfolio................. 10

       Treasury Portfolio............................ 13

       Treasury Reserves Portfolio................... 16

       Tax-Exempt Portfolio.......................... 19

       Municipal Portfolio........................... 22

       New York Municipal Portfolio.................. 25

       Investor Expenses............................. 28

       Financial Highlights.......................... 30

       Management.................................... 31


       YOUR INVESTMENT
       Eligible Accounts............................. 32
       Purchasing Shares............................. 32
       Redeeming Shares.............................. 34
       General Shareholder Information............... 36
       Share Prices.................................. 38
       Distributions and Taxes....................... 39
       Portfolio Holdings Policy..................... 40
       Portfolio Structure........................... 40


THESE PORTFOLIOS:
o    require a minimum initial investment of $10 million

o Money Market, Prime, Government and Treasury Portfolios price their shares at 5:00 p.m., Eastern time. Government Reserves and Treasury Reserves Portfolios price their shares at 2:00 p.m., Eastern time. Tax- Exempt, Municipal and New York Municipal Portfolios price their shares at 3:00 p.m., Eastern time

o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

o    are also money market sweep funds for certain eligible investors

o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

o carry certain risks, including the risk that you could lose money if Portfolio shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Portfolio shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

o use a master-feeder and multiple class structure, meaning that rather than investing directly in securities, each Portfolio invests in a "master series"; see page 41 for information on how it works

o Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio are designed for investors seeking income exempt from federal income tax and, for investors in New York Municipal Money Fund, income exempt from New York State and New York City personal income taxes


Please note that shares of each Portfolio may not be available in all states. Shares of each Portfolio are only available in states in which they are authorized for purchase.

(C)2006 Lehman Brothers Asset Management LLC.  All rights reserved.

SUMMARY OF PORTFOLIOS

MONEY MARKET PORTFOLIO        A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity. The Portfolio invests in corporate debt
                              obligations,   asset-backed  securities,  variable
                              rate obligations, instruments issued or guaranteed
                              by  the   U.S.   Government,   its   agencies   or
                              instrumentalities,   repurchase   agreements   and
                              securities of U.S. and foreign banks.

PRIME PORTFOLIO               A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.  The  Portfolio  primarily  invests  in
                              corporate    debt    obligations,     asset-backed
                              securities, variable rate obligations, instruments
                              issued or guaranteed by the U.S.  Government,  its
                              agencies    or    instrumentalities,    repurchase
                              agreements   and  securities  of  U.S.  banks  and
                              foreign branches of U.S. banks.

GOVERNMENT PORTFOLIO          A  U.S.   Government  money  market  fund  seeking
                              maximum  safety  and  liquidity  and  the  highest
                              available current income. The Portfolio invests in
                              securities issued or guaranteed as to principal or
                              interest by the U.S. Government,  its agencies and
                              instrumentalities    and   repurchase   agreements
                              relating to such securities.

GOVERNMENT RESERVES           A  U.S.   Government  money  market  fund  seeking
PORTFOLIO                     maximum  safety  and  liquidity  and  the  highest
                              available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities.

TREASURY PORTFOLIO            A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.   The   Portfolio   invests  in  direct
                              obligations  of  the  U.S.   Treasury,   including
                              repurchase agreements relating to such securities.

TREASURY RESERVES PORTFOLIO   A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.   The   Portfolio   invests  in  direct
                              obligations of the U.S. Treasury.

TAX-EXEMPT PORTFOLIO          A money market fund seeking the highest  available
                              current  income that is exempt from federal income
                              tax  and,  to the  extent  possible,  is not a tax
                              preference   item  for  purposes  of  the  federal
                              alternative  minimum tax,  consistent  with safety
                              and liquidity.  The Portfolio  normally invests at
                              least  80%  of its  net  assets  in  high-quality,
                              short-term municipal  securities,  the interest on
                              which  is  not  a  preference   item  for  federal
                              alternative minimum tax purposes.

MUNICIPAL PORTFOLIO           A money  market fund  seeking the maximum  current
                              income exempt from federal income tax,  consistent
                              with safety and liquidity.  The Portfolio normally
                              invests   at  least  80%  of  its  net  assets  in
                              high-quality, short-term municipal securities from
                              issuers  around  the  country.   The   Portfolio's
                              dividends are generally exempt from federal income
                              tax,  but  all  or  part  thereof  may  be  a  tax
                              preference   item  for  purposes  of  the  federal
                              alternative minimum tax.

NEW YORK MUNICIPAL PORTFOLIO  A money market fund seeking the highest  available current income exempt from federal income tax and New York State and New York City personal income taxes that is consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from those taxes.

MONEY MARKET PORTFOLIO                                    Ticker Symbol: LBKXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Premier Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Neuberger Berman Institutional Cash Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows how the Neuberger Berman Institutional Cash Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
-----------------
 Year       %
-----------------
 2001      4.01
-----------------
 2002      1.64
-----------------
 2003      0.88
-----------------
 2004      1.09
-----------------
 2005      3.06
-----------------
Best quarter: Q1 '01, 1.41%   Worst quarter: Q3 '03 & Q1 '04, 0.19%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
---------------------------------------------------------------------
                                                    Since Inception
                          1 Year       5 Year          5/8/2000*
---------------------------------------------------------------------
Institutional Cash         3.06         2.13             2.63
---------------------------------------------------------------------

*Performance shown above is that of Neuberger Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Premier Class of the Portfolio because it invests in the same master series as the Portfolio. Because the Neuberger Berman Institutional Cash Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Premier Class of the Portfolio. For the period from Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, it was organized in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004, Neuberger Berman Institutional Cash Fund was organized in a multiple class structure. As of 12/30/2004, the Fund was organized as a feeder fund in a master-feeder structure and responsibility for the day-to-day portfolio management of the Fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.


PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

PRIME PORTFOLIO                                           Ticker Symbol: LBZXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities from U.S. issuers, including governments and their agencies, banks and corporations. The Portfolio may also invest in securities issued by foreign branches of U.S. banks. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Government and Agency Securities, repurchase agreements and securities of U.S. banks (including foreign branches of U.S. banks). The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in securities issued by foreign branches of U.S. banks may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Premier Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Lehman Brothers Prime Money Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows the Lehman Brothers Prime Money Fund's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
-----------------
 Year       %
-----------------
 2005      3.20
-----------------
Best quarter: Q4 '05, 0.99%Worst quarter: Q1 '05, 0.58%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
------------------------------------------------------
                                    Since Inception
                     1 Year           12/27/2004*
------------------------------------------------------
PRIME MONEY           3.20               3.20
------------------------------------------------------

*Performance shown above is that of Lehman Brothers Prime Money Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Premier Class of the Portfolio because it invests in the same master series as the Portfolio. Because the Lehman Brothers Prime Money Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Premier Class of the Portfolio. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

GOVERNMENT PORTFOLIO                             Ticker Symbol: LHJXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

GOVERNMENT RESERVES PORTFOLIO                          Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"). The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCe

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY PORTFOLIO                                        Ticker Symbol: LHSXX

GOAL & STRATEGY

The Portfolio seeks the highest available current income consistent with safety and liquidity.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY RESERVES PORTFOLIO                               Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TAX-EXEMPT PORTFOLIO                                      Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Portfolio also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

MUNICIPAL PORTFOLIO                                       Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Portfolio seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

NEW YORK MUNICIPAL PORTFOLIO                              Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and New York State and New York City personal income taxes. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. For investors that live outside of New York, a portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities of New York and other municipalities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities of New York issuers that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to federal income tax and/or New York State and New York City personal income taxes and/or is a tax preference item for purposes of the federal alternative minimum tax.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

Because the Portfolio invests in municipal securities of New York issuers, it is more vulnerable to unfavorable developments in New York than are mutual funds that invest in municipal securities of many states.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax advisor for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT FEDERALLY EXEMPT, AS WELL AS NEW YORK STATE AND NEW YORK CITY EXEMPT, AND MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

INVESTOR EXPENSES

The Portfolio does not charge you any fees for buying, selling, or exchanging shares of the Portfolio or for maintaining your account. Your only Portfolio cost is your share of annual operating expenses. The expense example can help you compare costs among mutual funds.

                                                              FEE TABLE
SHAREHOLDER FEES

------------------------------------------------------------------------------------------------------------------------------------
                  MONEY                             GOVERNMENT                  TREASURY      TAX-                     NEW YORK
                  MARKET       PRIME    GOVERNMENT   RESERVES       TREASURY    RESERVES     EXEMPT     MUNICIPAL      MUNICIPAL
------------------------------------------------------------------------------------------------------------------------------------
Fees:             None         None        None        None           None        None        None        None            None
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Portfolio assets, so you pay them indirectly.

------------------------------------------------------------------------------------------------------------------------------------
                  MONEY                             GOVERNMENT                  TREASURY      TAX-                     NEW YORK
                  MARKET       PRIME    GOVERNMENT   RESERVES       TREASURY    RESERVES     EXEMPT     MUNICIPAL      MUNICIPAL
------------------------------------------------------------------------------------------------------------------------------------
Management        0.18         0.18        0.18        0.18           0.18        0.18        0.35        0.35            0.35
fees**
------------------------------------------------------------------------------------------------------------------------------------
Distribution      0.25         0.25        0.25        0.25           0.25        0.25        0.25        0.25            0.25
(12b-1) fees
------------------------------------------------------------------------------------------------------------------------------------
Other             0.60         0.57        0.87        0.87           0.81        0.81        0.81        0.87            0.81
expenses***
------------------------------------------------------------------------------------------------------------------------------------
Total annual      1.03         1.00        1.30        1.30           1.24        1.24        1.41        1.47            1.41
operating
expenses
------------------------------------------------------------------------------------------------------------------------------------
MINUS:            0.33         0.30        0.60        0.60           0.54        0.54        0.71        0.77            0.71
Expense
Reimbursement
or Waiver
------------------------------------------------------------------------------------------------------------------------------------
Net               0.70         0.70        0.70        0.70           0.70        0.70        0.70@       0.70@           0.70@
expenses****
------------------------------------------------------------------------------------------------------------------------------------

     *    THE TABLE INCLUDES COSTS PAID BY THE PORTFOLIO AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON
          MASTER-FEEDER FUNDS, SEE "PORTFOLIO STRUCTURE" ON PAGE 41.

     **   "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

     ***  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. "OTHER EXPENSES" INCLUDES A 0.25%
          SHAREHOLDER SERVICING FEE.

     **** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE
          CERTAIN EXPENSES OF THE PREMIER CLASS OF EACH PORTFOLIO THROUGH 3/31/2010, SO THAT THE TOTAL ANNUAL OPERATING
          EXPENSES OF THE PREMIER CLASS OF EACH PORTFOLIO ARE LIMITED TO 0.70% OF ITS AVERAGE NET ASSETS. THIS ARRANGEMENT
          DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. EACH PORTFOLIO HAS AGREED THAT
          ITS PREMIER CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FOREGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT
          REPAYMENT DOES NOT CAUSE THE ANNUAL OPERATING EXPENSES OF THAT CLASS OF THE PORTFOLIO TO EXCEED 0.70% OF ITS
          AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE
          EXPENSE.

     @    FOR EACH OF TAX-EXEMPT PORTFOLIO, MUNICIPAL PORTFOLIO AND NEW YORK MUNICIPAL PORTFOLIO, NBMI HAS CONTRACTUALLY
          UNDERTAKEN TO FORGO AND/OR REIMBURSE ITS INVESTMENT MANAGEMENT FEE OF THE MASTER SERIES IN WHICH EACH OF THOSE
          PORTFOLIOS INVEST IN THE AMOUNT OF 0.17% OF THAT PORTFOLIO'S AVERAGE NET ASSETS THROUGH  3/31/2010. AS A RESULT
          OF THIS AGREEMENT, THE INVESTMENT MANAGEMENT FEE OF EACH MASTER SERIES IN WHICH THE TAX-EXEMPT PORTFOLIO,
          MUNICIPAL PORTFOLIO AND NEW YORK MUNICIPAL PORTFOLIO INVESTS WILL BE LIMITED TO 0.08% OF ITS AVERAGE NET ASSETS.

                                 EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table on the previous page. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                          1 Year         3 Years
MONEY MARKET              $72            $224

PRIME                     $72            $224

GOVERNMENT                $72            $224

GOVERNMENT RESERVES       $72            $224

TREASURY                  $72            $224

TREASURY RESERVES         $72            $224

TAX-EXEMPT                $72            $224

MUNICIPAL                 $72            $224

NEW YORK MUNICIPAL        $72            $224

FINANCIAL HIGHLIGHTS


When this prospectus was prepared, the Portfolios were new and had no financial highlights to report.

MANAGEMENT

PORTFOLIO MANAGERS

The Portfolio Managers of MONEY MARKET PORTFOLIO and PRIME PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

The Portfolio Managers of GOVERNMENT PORTFOLIO, GOVERNMENT RESERVES PORTFOLIO, TREASURY PORTFOLIO and TREASURY RESERVES PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

SCOTT F. RIECKE, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Riecke was a money market portfolio manager with Neuberger Berman.

The Portfolio Managers of MUNICIPAL PORTFOLIO, NEW YORK MUNICIPAL PORTFOLIO and TAX-EXEMPT PORTFOLIO are:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is each Portfolio's investment manager, administrator and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing each Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the board of trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as each Portfolio's investment manager and expenses paid directly by each Portfolio. The Manager engages a sub-adviser to choose each Portfolio's investments and handle its day-to-day business. The sub-adviser of each Portfolio is Lehman Brothers Asset Management LLC. As investment manager, the Manager is responsible for overseeing the activities of the sub-advisers. The Manager and each sub-adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

Each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio, Treasury Portfolio and Treasury Reserves Portfolio will pay the Manager fees at the annual rate of 0.08% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders.

Each of Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio will pay the Manager fees at the annual rate of 0.35% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders. For each of these Portfolios, the Manager has contractually undertaken to forgo and/or reimburse its investment management fee in the amount of 0.17% of that Portfolio's average net assets through March 31, 2010. As a result of this agreement, the investment management fee of each Portfolio will be limited to 0.08% of its average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the board of trustees will be available in each Portfolio's annual report to shareholders, dated March 31, 2007.

YOUR INVESTMENT

o    ELIGIBLE ACCOUNTS

The Portfolios offer their shares for purchase by investors directly and through financial intermediaries. Each Portfolio has a minimum initial investment of $10 million. Each Portfolio, in its sole discretion, may waive the minimum initial investment in certain cases, including shares of the Portfolios purchased through a financial intermediary.

The fees and policies outlined in this prospectus are set by Lehman Brothers Institutional Liquidity Funds ("the Fund"). However, investors purchasing shares through a financial intermediary should consult their intermediary for additional information needed to manage their investment including information on how to buy and sell shares of the Portfolios, investor services, statements and confirmations and additional policies. In exchange for the services it offers, a financial intermediary may charge fees, which are generally in addition to those described in this prospectus.

Shares of the Government, Government Reserves, Treasury and Treasury Reserves Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of these portfolios, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

o    PURCHASING SHARES

Every purchase order you place will be processed at the next share price calculated after your order has been accepted.

Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. If a purchase order is received in good order prior to the Portfolio's specified closing time, the Fund will process the order when it receives payment. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Your order will not be processed unless payment is received on the same day by the close of the Federal Reserve Wire System (6:00 p.m. Eastern time). If payment is not received by that time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Fund, Lehman Brothers Asset Management, NBMI or the Fund's custodian. All investments must be made in U.S. dollars.

Portfolio investors whose payments are converted to "federal funds" before 6:00 p.m., Eastern time on the day of purchase, will accrue a dividend the same day.

On any business day that the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund reserves the right to take orders to purchase Portfolio shares when the New York Stock Exchange is closed, reject any purchase order, or suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

PURCHASING SHARES BY TELEPHONE

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form, which you can obtain by calling Lehman Brothers Shareholder Service Group at 888-556-9030 and mailing it to:

                    Lehman Brothers Shareholder Service Group
                    605 Third Avenue 2nd Floor
                    New York, NY 10158-0180

or faxing it to 781-796-3327. Upon approval of the application, you may purchase Premier Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade and wiring Federal Funds to the Fund immediately thereafter. (Investors must call Lehman Brothers Shareholder Service Group before effecting any purchase.) The Fund reserves the right to suspend the telephone order privilege.

Federal Funds should be wired to:

                    State Street Bank
                    ABA 011-000028
                    DDA 9905-710-1

                    Attn: Lehman Brothers Deposit Account
                    Ref:  (Portfolio Name, Portfolio Number, Account Name
                           and Account Number)

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

If purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally provide purchase instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish purchase and payment cutoff times. It is the responsibility of the intermediary to forward your order and the accompanying payment to the Fund in a timely fashion.

For those purchasing shares via cash sweep, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in Portfolio shares. All such available cash balances in an eligible account are automatically invested in the specified Portfolio on a daily basis. These amounts include proceeds of securities sold in your account. To open a sweep account, contact the Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY INTERNET

Once you have opened an account, you may place a purchase order for additional shares online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to purchasing shares online. Additionally, you are responsible for transmitting payments for shares purchased via the Internet in a timely fashion as set forth within this prospectus.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY E-MAIL

Subject to appropriate agreement with the Fund's principal underwriter, the Fund may accept orders by e-mail.

REDEEMING SHARES

Every sell order you place will be processed at the next share price calculated after your order has been received in good order. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Orders to sell shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. You will not receive dividends earned and accrued by the Portfolios on the day you sell your shares.

The proceeds from the shares you sell are generally sent the same business day your sell order is executed but under certain circumstances may not be made until the next business day. Proceeds may be delayed as permitted pursuant to
Section 22(e) of the Investment Company Act of 1940, as amended. Generally, under that section, redemption requests or payments may be postponed or suspended if the New York Stock Exchange is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of the value of the Portfolio's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. The Fund reserves the right to take orders to redeem Portfolio shares when the New York Stock Exchange is closed. Notice of such event would be posted on www.lehman.com/lbilf.

The Portfolios reserve the right to pay in kind for redemptions. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Fund has determined that it is in the best interests of a Portfolio's shareholders as a whole.

In some cases, when you sell shares directly or through a financial intermediary, you will have to place your order in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

REDEEMING SHARES BY TELEPHONE

You may sell Premier Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade. Please provide your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. This option is not available if you have declined the telephone option. The Fund reserves the right to suspend the telephone order privilege.

REDEEMING SHARES BY FAX

Fax us at 781-796-3327 requesting us to sell shares signed by all registered owners; include your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you.

REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

If redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions. Customers of a financial intermediary will normally provide redemption instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish redemption and payment cutoff times.

For those using the Portfolios as a cash sweep vehicle, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in shares of a specified Portfolio. All debit cash balances in an eligible account are automatically redeemed from the Portfolio on a daily basis.

REDEEMING SHARES BY INTERNET

You may place a redemption order online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to redeeming shares online.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

GENERAL SHAREHOLDER INFORMATION

MARKET TIMING POLICY. In light of the nature and high quality of the Portfolios' investments and the Portfolios' investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Portfolio shares ("market-timing activities"). It is expected that the Portfolios will be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Portfolio shares can interfere with Portfolio management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order, change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.

EXCHANGING SHARES. You can exchange a Portfolio's Premier Class Shares for Premier Class Shares of other available Portfolios of the Fund based on their respective NAVs (normally, $1 per share) at no additional cost. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.

To exchange shares, contact Lehman Brothers Shareholder Service Group at 888-556-9030 if you purchased the shares directly. Otherwise, please contact your financial intermediary.

When exchanging shares, both accounts must be registered in the same name, address and tax identification number and you will need to observe the minimum investment and minimum account balance requirements for the Portfolio accounts involved.

Under certain circumstances, the Fund reserves the right to reject any exchange order and/or change, suspend or revoke the exchange privilege. The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Portfolio management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Portfolio investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to the Fund that you do not want it. Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Portfolio and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

OTHER POLICIES. The Fund reserves the right to suspend the offering of shares and/or change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

DISTRIBUTION AND SERVICE FEE

Each Portfolio has adopted a Distribution and Services Plan on behalf of the Premier Class pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Premier Class of each Portfolio pays the Portfolio's distributor, NBMI, a maximum of 0.25% of the average net assets of the Portfolio's Premier Class each year to compensate financial intermediaries (also referred to as service organizations) for providing distribution-related services to the Portfolio and/or administrative or shareholder services to Portfolio shareholders. NBMI also may retain part of this fee as compensation for providing these services.

These fees increase the cost of investment. Over the long term, they could result in higher overall costs than other types of sales charges.

SHAREHOLDER SERVICING FEE

Each Portfolio has also implemented a Shareholder Servicing Fee for its Premier Class shares to pay the Fund's shareholder servicing agent, NBMI, to provide for, or to compensate certain financial intermediaries (also referred to as service organizations) for providing personal and account maintenance services and administrative services to shareholders. Under this arrangement, each Portfolio pays the Fund's shareholder servicing agent a monthly or quarterly servicing fee which shall not exceed during any one year 0.25% of each Portfolio's average daily net assets of Premier Class shares which are owned beneficially by the customers of such service organizations during such period.

OTHER PAYMENTS TO THIRD PARTIES

NBMI and/or its affiliates may pay additional compensation, out of their own resources and not as an expense of the Portfolios, to your investment provider or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Portfolio shares. In some cases, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Portfolios to you. If you have purchased shares of a Portfolio through an investment provider, please speak with your investment provider to learn more about any payments it receives from NBMI and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments will not change the net asset value or the price of each Portfolio's shares. For more information, please see the Portfolios' Statement of Additional Information.


MEDALLION SIGNATURE GUARANTEES

You may need a Medallion signature guarantee when you sell shares directly or through a financial intermediary. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your financial intermediary acting on your behalf or as your agent) may require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

SHARE PRICES

Because Premier Class shares of each Portfolio do not have front-end sales charges, the price you pay for each share of a Portfolio is the net asset value per share. Similarly, because there are no fees for selling shares, a Portfolio pays you the full share price when you sell shares. Remember that your financial intermediary may charge fees for its services.

The Portfolios are open for business every day that both the New York Stock Exchange and the Federal Reserve are open. The New York Stock Exchange and the Federal Reserve are closed on all national holidays; the New York Stock Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Portfolio shares normally will not be priced on those days and any other day the New York Stock Exchange or Federal Reserve is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, a Portfolio may decide to remain open and price its shares on a day when the New York Stock Exchange is closed for unusual reasons.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Your Investment" for instructions on placing orders). The Money Market Portfolio, Prime Portfolio Government Portfolio and Treasury Portfolio each calculates its share price as of 5:00 p.m., Eastern time. Government Reserves Portfolio and Treasury Reserves Portfolio each calculates its share price as of 2:00 p.m., Eastern time. Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio each calculates its share price as of 3:00 p.m. Eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Portfolio could change on days when you cannot buy or sell Portfolio shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

The price of shares of a Portfolio is the total value of the assets attributable to that Portfolio minus the liabilities attributable to that Portfolio, divided by the total number of shares outstanding.

When valuing portfolio securities, each Portfolio uses a constant amortization method in an effort to maintain a constant share price of $1.00. Although there can be no assurance, each Portfolio does not anticipate that its share price will fluctuate.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. Each Portfolio pays out to shareholders any net investment income and realized net capital gains it earns. Each Portfolio declares income dividends at approximately 4:00 p.m. on each business day and pays them monthly, and any net short-term capital gains are paid annually in December. The Portfolios do not anticipate making any long-term capital gain distributions.

Each Portfolio's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.

Consult your financial intermediary about whether distributions from a Portfolio to your account will be reinvested in additional shares of the Portfolio or paid to your account in cash. Although Portfolio distributions are actually made to the financial intermediary that holds the Portfolio shares on your behalf, the following discussion describes tax consequences of distributions made to you because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Portfolio dividends paid to qualified retirement plan accounts are tax-free, though eventual withdrawals from those accounts generally are subject to tax. Portfolio dividends other than "exempt-interest dividends" (described in the next paragraph) paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Portfolio.

The part of the income distributions from Municipal Portfolio, New York Municipal Portfolio and Tax-Exempt Portfolio (each, a "Tax-Free Portfolio") that is designated as "exempt-interest dividends" -- essentially, the part of the Portfolio's distributions equal to the excess of its excludable interest over certain amounts disallowed as deductions -- is excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of a Tax-Free Portfolio are not appropriate investments for tax-advantaged retirement plans and accounts and other tax-exempt investors.

Dividends (other than exempt-interest dividends) are taxable to you, if at all, in the year you receive them. Distributions of income and net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

In general, income dividends from the Tax-Free Portfolios generally are free from federal income tax. However, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Tax-Free Portfolio's income dividends may be a tax preference item for purposes of that tax. A Tax-Free Portfolio also may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.

For investors in New York Municipal Portfolio, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from New York State and New York City personal income taxes. However, distributions that are derived from interest on U.S. securities that is federally taxable as ordinary income or distributions that are derived from interest on state and municipal securities other than New York issuers are generally subject to taxes in New York State and New York City.

"Interest-related dividends" and "short-term capital gain dividends" that a Portfolio properly designates as such are exempt from the federal withholding tax of 30% (or lower treaty rate) that otherwise generally would apply to dividends it pays to most foreign shareholders. "Interest-related dividends" are dividends that are attributable to certain original issue discount, interest on obligations in registered form (with certain exceptions), and interest on deposits derived from U.S. sources and any interest-related dividend from another regulated investment company. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The withholding exemption generally applies with respect to each Portfolio's taxable years beginning before January 1, 2008.

HOW SHARE TRANSACTIONS ARE TAXED. When a qualified retirement plan sells (redeems) Portfolio shares in its account, there are no tax consequences to the plan or its beneficiaries. For other shareholders, a sale (redemption) of a Portfolio's shares will not result in a taxable gain or loss as long as the Portfolio maintains a share price of $1.00.

TAXES AND YOU

For non-retirement plan account holders, the taxes you actually owe on distributions can vary with many factors, such as your tax bracket.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you might have.

PORTFOLIO HOLDINGS POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio holdings is available in the Portfolios' Statement of Additional Information. The complete portfolio holdings for each Portfolio are available at www.lehman.com/lbilf. Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month.

Each Portfolio's complete portfolio holdings will remain available at www.lehman.com/lbilf until the subsequent period's holdings have been posted. Complete holdings for all Portfolios will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

PORTFOLIO STRUCTURE

The Portfolios use a "master-feeder" structure. Rather than investing directly in securities, each Portfolio is a "feeder fund," meaning that it invests in a corresponding "master series." The master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Portfolio" to mean each feeder fund and its master series. For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

Each Portfolio also uses a "multiple class" structure. Each Portfolio offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and consequently, different expenses. This prospectus relates solely to the Premier Class of the Portfolios.

LEHMAN BROTHERS ASSET MANAGEMENT

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES

o    No front-end sales charges

If you would like further details on these Portfolios, you can request a free copy of the following documents:

Shareholder Reports. Published twice a year, the shareholder reports offer information about each Portfolio's recent performance, including:
o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Portfolio's performance
o    Portfolio performance data and financial statements
o    portfolio holdings

Statement of Additional Information (SAI). The SAI contains more comprehensive information on each Portfolio, including:
o    various types of securities and practices, and their risks
o    investment limitations and additional policies
o    information about each Portfolio's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.
Investment manager:  Neuberger Berman Management Inc.
Sub-adviser:  Lehman Brothers Asset Management LLC

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your financial intermediary, or from:
LEHMAN BROTHERS SHAREHOLDER SERVICE GROUP
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Broker/Dealer and Institutional Support Services:  888-556-9030
Web site:  www.lehman.com/lbilf

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.
You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.
SEC file number 811-21715
G0537 12/06

LEHMAN BROTHERS
INSTITUTIONAL LIQUIDITY FUNDS



                                               SELECT CLASS
                                               Money Market Portfolio

                                               Prime Portfolio

                                               Government Portfolio

                                               Government Reserves Portfolio

                                               Treasury Portfolio

                                               Treasury Reserves Portfolio

                                               Tax-Exempt Portfolio

                                               Municipal Portfolio

                                               New York Municipal Portfolio

PROSPECTUS December 19, 2006




LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS

       LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS


       Summary of Portfolios.........................iii

       Money Market Portfolio........................  1

       Prime Portfolio...............................  4

       Government Portfolio..........................  7

       Government Reserves Portfolio................. 10

       Treasury Portfolio............................ 13

       Treasury Reserves Portfolio................... 16

       Tax-Exempt Portfolio.......................... 19

       Municipal Portfolio........................... 22

       New York Municipal Portfolio.................. 25

       Investor Expenses............................. 28

       Financial Highlights.......................... 30

       Management.................................... 31


       YOUR INVESTMENT
       Eligible Accounts............................. 32
       Purchasing Shares............................. 32
       Redeeming Shares.............................. 33
       General Shareholder Information............... 35
       Share Prices.................................. 37
       Distributions and Taxes....................... 38
       Portfolio Holdings Policy..................... 39
       Portfolio Structure........................... 39


THESE PORTFOLIOS:
o    require a minimum initial investment of $10 million

o Money Market, Prime, Government and Treasury Portfolios price their shares at 5:00 p.m., Eastern time. Government Reserves and Treasury Reserves Portfolios price their shares at 2:00 p.m., Eastern time. Tax- Exempt, Municipal and New York Municipal Portfolios price their shares at 3:00 p.m., Eastern time

o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

o    are also money market sweep funds for certain eligible investors

o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

o carry certain risks, including the risk that you could lose money if Portfolio shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Portfolio shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

o use a master-feeder and multiple class structure, meaning that rather than investing directly in securities, each Portfolio invests in a "master series"; see page 39 for information on how it works

o Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio are designed for investors seeking income exempt from federal income tax and, for investors in New York Municipal Money Fund, income exempt from New York State and New York City personal income taxes

Please note that shares of each Portfolio may not be available in all states. Shares of each Portfolio are only available in states in which they are authorized for purchase.

(C)2006 Lehman Brothers Asset Management LLC.  All rights reserved.

SUMMARY OF PORTFOLIOS


MONEY MARKET PORTFOLIO        A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity. The Portfolio invests in corporate debt
                              obligations,   asset-backed  securities,  variable
                              rate obligations, instruments issued or guaranteed
                              by  the   U.S.   Government,   its   agencies   or
                              instrumentalities,   repurchase   agreements   and
                              securities of U.S. and foreign banks.

PRIME  PORTFOLIO              A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.  The  Portfolio  primarily  invests  in
                              corporate    debt    obligations,     asset-backed
                              securities, variable rate obligations, instruments
                              issued or guaranteed by the U.S.  Government,  its
                              agencies    or    instrumentalities,    repurchase
                              agreements   and  securities  of  U.S.  banks  and
                              foreign branches of U.S. banks.

GOVERNMENT PORTFOLIO          A  U.S.   Government  money  market  fund  seeking
                              maximum  safety  and  liquidity  and  the  highest
                              available current income. The Portfolio invests in
                              securities issued or guaranteed as to principal or
                              interest by the U.S. Government,  its agencies and
                              instrumentalities    and   repurchase   agreements
                              relating to such securities.

GOVERNMENT RESERVES           A  U.S.   Government  money  market  fund  seeking
PORTFOLIO                     maximum  safety  and  liquidity  and  the  highest
                              available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities.

TREASURY PORTFOLIO            A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.   The   Portfolio   invests  in  direct
                              obligations  of  the  U.S.   Treasury,   including
                              repurchase agreements relating to such securities.

TREASURY RESERVES PORTFOLIO   A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.   The   Portfolio   invests  in  direct
                              obligations of the U.S. Treasury.

TAX-EXEMPT PORTFOLIO          A money market fund seeking the highest  available
                              current  income that is exempt from federal income
                              tax  and,  to the  extent  possible,  is not a tax
                              preference   item  for  purposes  of  the  federal
                              alternative  minimum tax,  consistent  with safety
                              and liquidity.  The Portfolio  normally invests at
                              least  80%  of its  net  assets  in  high-quality,
                              short-term municipal  securities,  the interest on
                              which  is  not  a  preference   item  for  federal
                              alternative minimum tax purposes.

MUNICIPAL PORTFOLIO           A money  market fund  seeking the maximum  current
                              income exempt from federal income tax,  consistent
                              with safety and liquidity.  The Portfolio normally
                              invests   at  least  80%  of  its  net  assets  in
                              high-quality, short-term municipal securities from
                              issuers  around  the  country.   The   Portfolio's
                              dividends are generally exempt from federal income
                              tax,  but  all  or  part  thereof  may  be  a  tax
                              preference   item  for  purposes  of  the  federal
                              alternative minimum tax.

NEW YORK MUNICIPAL PORTFOLIO  A money market fund seeking the highest  available current income exempt from federal income tax and New York State and New York City personal income taxes that is consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from those taxes.

MONEY MARKET PORTFOLIO                                    Ticker Symbol: LBGXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Select Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Neuberger Berman Institutional Cash Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows how the Neuberger Berman Institutional Cash Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
----------------
 Year      %
----------------
 2001     4.01
----------------
 2002     1.64
----------------
 2003     0.88
----------------
 2004     1.09
----------------
 2005     3.06
----------------
Best quarter: Q1 '01, 1.41% Worst quarter: Q3 '03 & Q1 '04, 0.19%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
----------------------------------------------------------------
                                                Since Inception
                          1 Year     5 Year        5/8/2000*
----------------------------------------------------------------
Institutional Cash         3.06       2.13           2.63
----------------------------------------------------------------

*Performance shown above is that of Neuberger Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Select Class of the Portfolio because it invests in the same master series as the Portfolio. Because the Neuberger Berman Institutional Cash Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Select Class of the Portfolio. For the period from Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, it was organized in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004, Neuberger Berman Institutional Cash Fund was organized in a multiple class structure. As of 12/30/2004, the Fund was organized as a feeder fund in a master-feeder structure and responsibility for the day-to-day portfolio management of the Fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.


PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

PRIME PORTFOLIO                                           Ticker Symbol: LBVXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities from U.S. issuers, including governments and their agencies, banks and corporations. The Portfolio may also invest in securities issued by foreign branches of U.S. banks. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Government and Agency Securities, repurchase agreements and securities of U.S. banks (including foreign branches of U.S. banks). The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in securities issued by foreign branches of U.S. banks may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Select Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Lehman Brothers Prime Money Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows the Lehman Brothers Prime Money Fund's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
----------------
 Year      %
----------------
 2005     3.20
----------------
Best quarter: Q4 '05, 0.99%Worst quarter: Q1 '05, 0.58%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
----------------------------------------------------
                                    Since Inception
                        1 Year        12/27/2004*
----------------------------------------------------
Prime Money              3.20            3.20
----------------------------------------------------

*Performance shown above is that of Lehman Brothers Prime Money Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Select Class of the Portfolio because it invests in the same master series as the Portfolio. Because the Lehman Brothers Prime Money Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Select Class of the Portfolio. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

GOVERNMENT PORTFOLIO                             Ticker Symbol: LHFXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

GOVERNMENT RESERVES PORTFOLIO                          Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"). The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY PORTFOLIO                                        Ticker Symbol: LHNXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY RESERVES PORTFOLIO                               Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TAX-EXEMPT PORTFOLIO                                      Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Portfolio also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

MUNICIPAL PORTFOLIO                                       Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Portfolio seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

NEW YORK MUNICIPAL PORTFOLIO                              Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and New York State and New York City personal income taxes. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. For investors that live outside of New York, a portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities of New York and other municipalities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities of New York issuers that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to federal income tax and/or New York State and New York City personal income taxes and/or is a tax preference item for purposes of the federal alternative minimum tax.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

Because the Portfolio invests in municipal securities of New York issuers, it is more vulnerable to unfavorable developments in New York than are mutual funds that invest in municipal securities of many states.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax advisor for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT FEDERALLY EXEMPT, AS WELL AS NEW YORK STATE AND NEW YORK CITY EXEMPT, AND MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

INVESTOR EXPENSES

The Portfolio does not charge you any fees for buying, selling, or exchanging shares of the Portfolio or for maintaining your account. Your only Portfolio cost is your share of annual operating expenses. The expense example can help you compare costs among mutual funds.

                                                              FEE TABLE
SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------
                  MONEY                             GOVERNMENT                  TREASURY      TAX-                     NEW YORK
                  MARKET       PRIME    GOVERNMENT   RESERVES       TREASURY    RESERVES     EXEMPT     MUNICIPAL      MUNICIPAL
------------------------------------------------------------------------------------------------------------------------------------
Fees:             None         None        None        None           None        None        None        None            None
------------------------------------------------------------------------------------------------------------------------------------


ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Portfolio assets, so you pay them indirectly.

------------------------------------------------------------------------------------------------------------------------------------
                  MONEY                             GOVERNMENT                  TREASURY      TAX-                     NEW YORK
                  MARKET       PRIME    GOVERNMENT   RESERVES       TREASURY    RESERVES     EXEMPT     MUNICIPAL      MUNICIPAL
------------------------------------------------------------------------------------------------------------------------------------
Management         0.18        0.18        0.18        0.18           0.18       0.18        0.35        0.35            0.35
fees**
------------------------------------------------------------------------------------------------------------------------------------
Distribution       None        None        None        None           None        None        None        None            None
(12b-1) fees
-----------------------------------------------------------------------------------------------------------------------------------
Other              0.50        0.47        0.77        0.77           0.71        0.71        0.71        0.77            0.71
expenses***
-----------------------------------------------------------------------------------------------------------------------------------
Total annual       0.68        0.65        0.95        0.95           0.89        0.89        1.06        1.12            1.06
operating
expenses
-----------------------------------------------------------------------------------------------------------------------------------
MINUS:             0.33        0.30        0.60        0.60           0.54        0.54        0.71        0.77            0.71
Expense
Reimbursement
or Waiver
-----------------------------------------------------------------------------------------------------------------------------------
Net                0.35        0.35        0.35        0.35           0.35        0.35        0.35@       0.35@           0.35@
expenses****
------------------------------------------------------------------------------------------------------------------------------------

     *    THE TABLE INCLUDES COSTS PAID BY THE PORTFOLIO AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON
          MASTER-FEEDER FUNDS, SEE "PORTFOLIO STRUCTURE" ON PAGE 39.

     **   "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

     ***  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. "OTHER EXPENSES" INCLUDES A 0.15%
          SHAREHOLDER SERVICING FEE.

     **** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE
          CERTAIN EXPENSES OF THE SELECT CLASS OF EACH PORTFOLIO THROUGH 3/31/2010, SO THAT THE TOTAL ANNUAL OPERATING
          EXPENSES OF THE SELECT CLASS OF EACH PORTFOLIO ARE LIMITED TO 0.35% OF ITS AVERAGE NET ASSETS. THIS ARRANGEMENT
          DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. EACH PORTFOLIO HAS AGREED THAT
          ITS SELECT CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FOREGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT
          REPAYMENT DOES NOT CAUSE THE ANNUAL OPERATING EXPENSES OF THAT CLASS OF THE PORTFOLIO TO EXCEED 0.35% OF ITS
          AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE
          EXPENSE.

     @    FOR EACH OF TAX-EXEMPT PORTFOLIO, MUNICIPAL PORTFOLIO AND NEW YORK MUNICIPAL PORTFOLIO, NBMI HAS CONTRACTUALLY
          UNDERTAKEN TO FORGO AND/OR REIMBURSE ITS INVESTMENT MANAGEMENT FEE OF THE MASTER SERIES IN WHICH EACH OF THOSE
          PORTFOLIOS INVEST IN THE AMOUNT OF 0.17% OF THAT PORTFOLIO'S AVERAGE NET ASSETS THROUGH 3/31/2010. AS A RESULT OF
          THIS AGREEMENT, THE INVESTMENT MANAGEMENT FEE OF EACH MASTER SERIES IN WHICH THE TAX-EXEMPT PORTFOLIO, MUNICIPAL
          PORTFOLIO AND NEW YORK MUNICIPAL PORTFOLIO INVESTS WILL BE LIMITED TO 0.08% OF ITS AVERAGE NET ASSETS.

                                                                 30

                                EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table on the previous page. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                         1 Year       3 Years
MONEY MARKET             $36          $113
PRIME                    $36          $113
GOVERNMENT               $36          $113
GOVERNMENT RESERVES      $36          $113
TREASURY                 $36          $113
TREASURY RESERVES        $36          $113
TAX-EXEMPT               $36          $113
MUNICIPAL                $36          $113
NEW YORK MUNICIPAL       $36          $113

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Portfolios were new and had no financial highlights to report.

MANAGEMENT

PORTFOLIO MANAGERS

The Portfolio Managers of MONEY MARKET PORTFOLIO and PRIME PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

The Portfolio Managers of GOVERNMENT PORTFOLIO, GOVERNMENT RESERVES PORTFOLIO, TREASURY PORTFOLIO and TREASURY RESERVES PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

SCOTT F. RIECKE, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Riecke was a money market portfolio manager with Neuberger Berman.

The Portfolio Managers of MUNICIPAL PORTFOLIO, NEW YORK MUNICIPAL PORTFOLIO and TAX-EXEMPT PORTFOLIO are:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.


INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is each Portfolio's investment manager, administrator and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing each Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the board of trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as each Portfolio's investment manager and expenses paid directly by each Portfolio. The Manager engages a sub-adviser to choose each Portfolio's investments and handle its day-to-day business. The sub-adviser of each Portfolio is Lehman Brothers Asset Management LLC. As investment manager, the Manager is responsible for overseeing the activities of the sub-advisers. The Manager and each sub-adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

Each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio, Treasury Portfolio and Treasury Reserves Portfolio will pay the Manager fees at the annual rate of 0.08% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders.

Each of Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio will pay the Manager fees at the annual rate of 0.35% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders. For each of these Portfolios, the Manager has contractually undertaken to forgo and/or reimburse its investment management fee in the amount of 0.17% of that Portfolio's average net assets through March 31, 2010. As a result of this agreement, the investment management fee of each Portfolio will be limited to 0.08% of its average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the board of trustees will be available in each Portfolio's annual report to shareholders, dated March 31, 2007.

YOUR INVESTMENT

o    ELIGIBLE ACCOUNTS

The Portfolios offer their shares for purchase by investors directly and through financial intermediaries. Each Portfolio has a minimum initial investment of $10 million. Each Portfolio, in its sole discretion, may waive the minimum initial investment in certain cases, including shares of the Portfolios purchased through a financial intermediary.

The fees and policies outlined in this prospectus are set by Lehman Brothers Institutional Liquidity Funds ("the Fund"). However, investors purchasing shares through a financial intermediary should consult their intermediary for additional information needed to manage their investment including information on how to buy and sell shares of the Portfolios, investor services, statements and confirmations and additional policies. In exchange for the services it offers, a financial intermediary may charge fees, which are generally in addition to those described in this prospectus.

Shares of the Government, Government Reserves, Treasury and Treasury Reserves Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of these Portfolios, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

o    PURCHASING SHARES

Every purchase order you place will be processed at the next share price calculated after your order has been accepted.

Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. If a purchase order is received in good order prior to the Portfolio's specified closing time, the Fund will process the order when it receives payment. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Your order will not be processed unless payment is received on the same day by the close of the Federal Reserve Wire System (6:00 p.m. Eastern time). If payment is not received by that time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Fund, Lehman Brothers Asset Management, NBMI or the Fund's custodian. All investments must be made in U.S. dollars.

Portfolio investors whose payments are converted to "federal funds" before 6:00 p.m., Eastern time on the day of purchase, will accrue a dividend the same day.

On any business day that the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund reserves the right to take orders to purchase Portfolio shares when the New York Stock Exchange is closed, reject any purchase order, or suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

PURCHASING SHARES BY TELEPHONE

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form, which you can obtain by calling Lehman Brothers Shareholder Service Group at 888-556-9030 and mailing it to:

                    Lehman Brothers Shareholder Service Group
                    605 Third Avenue 2nd Floor
                    New York, NY 10158-0180

or faxing it to 781-796-3327. Upon approval of the application, you may purchase Select Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade and wiring Federal Funds to the Fund immediately thereafter. (Investors must call Lehman Brothers Shareholder Service Group before effecting any purchase.) The Fund reserves the right to suspend the telephone order privilege.

Federal Funds should be wired to:

                    State Street Bank
                    ABA 011-000028
                    DDA 9905-710-1

                    Attn: Lehman Brothers Deposit Account
                    Ref: (Portfolio Name, Portfolio Number, Account Name and Account Number)

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

If purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally provide purchase instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish purchase and payment cutoff times. It is the responsibility of the intermediary to forward your order and the accompanying payment to the Fund in a timely fashion.

For those purchasing shares via cash sweep, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in Portfolio shares. All such available cash balances in an eligible account are automatically invested in the specified Portfolio on a daily basis. These amounts include proceeds of securities sold in your account. To open a sweep account, contact the Lehman Brothers Shareholder Service Group at 888-556-9030.


PURCHASING SHARES BY INTERNET

Once you have opened an account, you may place a purchase order for additional shares online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to purchasing shares online. Additionally, you are responsible for transmitting payments for shares purchased via the Internet in a timely fashion as set forth within this prospectus.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY E-MAIL

Subject to appropriate agreement with the Fund's principal underwriter, the Fund may accept orders by e-mail.

REDEEMING SHARES

Every sell order you place will be processed at the next share price calculated after your order has been received in good order. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Orders to sell shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. You will not receive dividends earned and accrued by the Portfolios on the day you sell your shares.

The proceeds from the shares you sell are generally sent the same business day your sell order is executed but under certain circumstances may not be made until the next business day. Proceeds may be delayed as permitted pursuant to
Section 22(e) of the Investment Company Act of 1940, as amended. Generally, under that section, redemption requests or payments may be postponed or suspended if the New York Stock Exchange is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of the value of the Portfolio's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. The Fund reserves the right to take orders to redeem Portfolio shares when the New York Stock Exchange is closed. Notice of such event would be posted on www.lehman.com/lbilf.

The Portfolios reserve the right to pay in kind for redemptions. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Fund has determined that it is in the best interests of a Portfolio's shareholders as a whole.

In some cases, when you sell shares directly or through a financial intermediary, you will have to place your order in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

REDEEMING SHARES BY TELEPHONE

You may sell Select Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade. Please provide your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. This option is not available if you have declined the telephone option. The Fund reserves the right to suspend the telephone order privilege.

REDEEMING SHARES BY FAX

Fax us at 781-796-3327 requesting us to sell shares signed by all registered owners; include your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you.

REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

If redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions. Customers of a financial intermediary will normally provide redemption instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish redemption and payment cutoff times.

For those using the Portfolios as a cash sweep vehicle, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in shares of a specified Portfolio. All debit cash balances in an eligible account are automatically redeemed from the Portfolio on a daily basis.

REDEEMING SHARES BY INTERNET

You may place a redemption order online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to redeeming shares online.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

GENERAL SHAREHOLDER INFORMATION

MARKET TIMING POLICY. In light of the nature and high quality of the Portfolios' investments and the Portfolios' investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Portfolio shares ("market-timing activities"). It is expected that the Portfolios will be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Portfolio shares can interfere with Portfolio management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order, change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.

EXCHANGING SHARES. You can exchange a Portfolio's Select Class Shares for Select Class Shares of other available Portfolios of the Fund based on their respective NAVs (normally, $1 per share) at no additional cost. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.

To exchange shares, contact Lehman Brothers Shareholder Service Group at 888-556-9030 if you purchased the shares directly. Otherwise, please contact your financial intermediary.

When exchanging shares, both accounts must be registered in the same name, address and tax identification number and you will need to observe the minimum investment and minimum account balance requirements for the Portfolio accounts involved.

Under certain circumstances, the Fund reserves the right to reject any exchange order and/or change, suspend or revoke the exchange privilege. The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Portfolio management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Portfolio investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to the Fund that you do not want it. Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Portfolio and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

OTHER POLICIES. The Fund reserves the right to suspend the offering of shares and/or change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

SHAREHOLDER SERVICING FEE

Each Portfolio has implemented a Shareholder Servicing Fee for each Portfolio's Select Class shares to pay the Fund's shareholder servicing agent, NBMI, to provide for, or to compensate certain financial intermediaries (also referred to as service organizations) for providing personal and account maintenance services and administrative services to shareholders. Under this arrangement, each Portfolio pays the Fund's shareholder servicing agent a monthly or quarterly servicing fee which shall not exceed during any one year 0.15% of each Portfolio's average daily net assets of Select Class shares which are owned beneficially by the customers of such service organizations during such period.

OTHER PAYMENTS TO THIRD PARTIES

NBMI and/or its affiliates may pay additional compensation, out of their own resources and not as an expense of the Portfolios, to your investment provider or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Portfolio shares. In some cases, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Portfolios to you. If you have purchased shares of a Portfolio through an investment provider, please speak with your investment provider to learn more about any payments it receives from NBMI and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments will not change the net asset value or the price of each Portfolio's shares. For more information, please see the Portfolios' Statement of Additional Information.


MEDALLION SIGNATURE GUARANTEES

You may need a Medallion signature guarantee when you sell shares directly or through a financial intermediary. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your financial intermediary acting on your behalf or as your agent) may require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

SHARE PRICES

Because Select Class shares of each Portfolio do not have front-end sales charges, the price you pay for each share of a Portfolio is the net asset value per share. Similarly, because there are no fees for selling shares, a Portfolio pays you the full share price when you sell shares. Remember that your financial intermediary may charge fees for its services.

The Portfolios are open for business every day that both the New York Stock Exchange and the Federal Reserve are open. The New York Stock Exchange and the Federal Reserve are closed on all national holidays; the New York Stock Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Portfolio shares normally will not be priced on those days and any other day the New York Stock Exchange or Federal Reserve is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, a Portfolio may decide to remain open and price its shares on a day when the New York Stock Exchange is closed for unusual reasons.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Your Investment" for instructions on placing orders). The Money Market Portfolio, Prime Portfolio Government Portfolio and Treasury Portfolio each calculates its share price as of 5:00 p.m., Eastern time. Government Reserves Portfolio and Treasury Reserves Portfolio each calculates its share price as of 2:00 p.m., Eastern time. Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio each calculates its share price as of 3:00 p.m. Eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Portfolio could change on days when you cannot buy or sell Portfolio shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

The price of shares of a Portfolio is the total value of the assets attributable to that Portfolio minus the liabilities attributable to that Portfolio, divided by the total number of shares outstanding.

When valuing portfolio securities, each Portfolio uses a constant amortization method in an effort to maintain a constant share price of $1.00. Although there can be no assurance, each Portfolio does not anticipate that its share price will fluctuate.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. Each Portfolio pays out to shareholders any net investment income and realized net capital gains it earns. Each Portfolio declares income dividends at approximately 4:00 p.m. on each business day and pays them monthly, and any net short-term capital gains are paid annually in December. The Portfolios do not anticipate making any long-term capital gain distributions.

Each Portfolio's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.

Consult your financial intermediary about whether distributions from a Portfolio to your account will be reinvested in additional shares of the Portfolio or paid to your account in cash. Although Portfolio distributions are actually made to the financial intermediary that holds the Portfolio shares on your behalf, the following discussion describes tax consequences of distributions made to you because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Portfolio dividends paid to qualified retirement plan accounts are tax-free, though eventual withdrawals from those accounts generally are subject to tax. Portfolio dividends other than "exempt-interest dividends" (described in the next paragraph) paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Portfolio.

The part of the income distributions from Municipal Portfolio, New York Municipal Portfolio and Tax-Exempt Portfolio (each, a "Tax-Free Portfolio") that is designated as "exempt-interest dividends" -- essentially, the part of the Portfolio's distributions equal to the excess of its excludable interest over certain amounts disallowed as deductions -- is excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of a Tax-Free Portfolio are not appropriate investments for tax-advantaged retirement plans and accounts and other tax-exempt investors.

Dividends (other than exempt-interest dividends) are taxable to you, if at all, in the year you receive them. Distributions of income and net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

In general, income dividends from the Tax-Free Portfolios generally are free from federal income tax. However, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Tax-Free Portfolio's income dividends may be a tax preference item for purposes of that tax. A Tax-Free Portfolio also may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.

For investors in New York Municipal Portfolio, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from New York State and New York City personal income taxes. However, distributions that are derived from interest on U.S. securities that is federally taxable as ordinary income or distributions that are derived from interest on state and municipal securities other than New York issuers are generally subject to taxes in New York State and New York City.

"Interest-related dividends" and "short-term capital gain dividends" that a Portfolio properly designates as such are exempt from the federal withholding tax of 30% (or lower treaty rate) that otherwise generally would apply to dividends it pays to most foreign shareholders. "Interest-related dividends" are dividends that are attributable to certain original issue discount, interest on obligations in registered form (with certain exceptions), and interest on deposits derived from U.S. sources and any interest-related dividend from another regulated investment company. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The withholding exemption generally applies with respect to each Portfolio's taxable years beginning before January 1, 2008.

HOW SHARE TRANSACTIONS ARE TAXED. When a qualified retirement plan sells (redeems) Portfolio shares in its account, there are no tax consequences to the plan or its beneficiaries. For other shareholders, a sale (redemption) of a Portfolio's shares will not result in a taxable gain or loss as long as the Portfolio maintains a share price of $1.00.

TAXES AND YOU

For non-retirement plan account holders, the taxes you actually owe on distributions can vary with many factors, such as your tax bracket.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you might have.

PORTFOLIO HOLDINGS POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio holdings is available in the Portfolios' Statement of Additional Information. The complete portfolio holdings for each Portfolio are available at www.lehman.com/lbilf. Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month.

Each Portfolio's complete portfolio holdings will remain available at www.lehman.com/lbilf until the subsequent period's holdings have been posted. Complete holdings for all Portfolios will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

PORTFOLIO STRUCTURE

The Portfolios use a "master-feeder" structure. Rather than investing directly in securities, each Portfolio is a "feeder fund," meaning that it invests in a corresponding "master series." The master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Portfolio" to mean each feeder fund and its master series. For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

Each Portfolio also uses a "multiple class" structure. Each Portfolio offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and consequently, different expenses. This prospectus relates solely to the Select Class of the Portfolios.

LEHMAN BROTHERS ASSET MANAGEMENT

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES

o    No load
o    No sales charges

If you would like further details on these Portfolios, you can request a free copy of the following documents:

SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each Portfolio's recent performance, including:
o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Portfolio's performance
o    Portfolio performance data and financial statements
o    portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Portfolio, including:
o    various types of securities and practices, and their risks
o    investment limitations and additional policies
o    information about each Portfolio's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.
Investment manager:  Neuberger Berman Management Inc.
Sub-adviser:  Lehman Brothers Asset Management LLC

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your financial intermediary, or from:
LEHMAN BROTHERS SHAREHOLDER SERVICE GROUP
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Broker/Dealer and Institutional Support Services:  888-556-9030
Web site:  www.lehman.com/lbilf

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.
You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.
SEC file number 811-21715
G0536 12/06

LEHMAN BROTHERS
INSTITUTIONAL LIQUIDITY FUNDS



                                               SERVICE CLASS
                                               Money Market Portfolio

                                               Prime Portfolio

                                               Government Portfolio

                                               Government Reserves Portfolio

                                               Treasury Portfolio

                                               Treasury Reserves Portfolio

                                               Tax-Exempt Portfolio

                                               Municipal Portfolio

                                               New York Municipal Portfolio

PROSPECTUS December 19, 2006




LEHMAN BROTHERS ASSET MANAGEMENT


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS

       LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS


       Summary of Portfolios.........................iii

       Money Market Portfolio........................  1

       Prime Portfolio...............................  4

       Government Portfolio..........................  7

       Government Reserves Portfolio................. 10

       Treasury Portfolio............................ 13

       Treasury Reserves Portfolio................... 16

       Tax-Exempt Portfolio.......................... 19

       Municipal Portfolio........................... 22

       New York Municipal Portfolio.................. 25

       Investor Expenses............................. 28

       Financial Highlights.......................... 30

       Management.................................... 31


       YOUR INVESTMENT
       Eligible Accounts............................. 33
       Purchasing Shares............................. 33
       Redeeming Shares.............................. 35
       General Shareholder Information............... 36
       Share Prices.................................. 38
       Distributions and Taxes....................... 39
       Portfolio Holdings Policy..................... 40
       Portfolio Structure........................... 40


THESE PORTFOLIOS:

o    require a minimum initial investment of $10 million

o Money Market, Prime, Government and Treasury Portfolios price their shares at 5:00 p.m., Eastern time. Government Reserves and Treasury Reserves Portfolios price their shares at 2:00 p.m., Eastern time. Tax- Exempt, Municipal and New York Municipal Portfolios price their shares at 3:00 p.m., Eastern time

o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

o    are also money market sweep funds for certain eligible investors

o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

o carry certain risks, including the risk that you could lose money if Portfolio shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Portfolio shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

o use a master-feeder and multiple class structure, meaning that rather than investing directly in securities, each Portfolio invests in a "master series"; see page 40 for information on how it works

o Tax-exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio are designed for investors seeking income exempt from federal income tax and, for investors in New York Municipal Money Fund, income exempt from New York State and New York City personal income taxes

Please note that shares of each Portfolio may not be available in all states. Shares of each Portfolio are only available in states in which they are authorized for purchase.

(C)2006 Lehman Brothers Asset Management LLC.  All rights reserved.

SUMMARY OF PORTFOLIOS

MONEY MARKET PORTFOLIO        A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity. The Portfolio invests in corporate debt
                              obligations,   asset-backed  securities,  variable
                              rate obligations, instruments issued or guaranteed
                              by  the   U.S.   Government,   its   agencies   or
                              instrumentalities,   repurchase   agreements   and
                              securities of U.S. and foreign banks.

PRIME PORTFOLIO               A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.  The  Portfolio  primarily  invests  in
                              corporate    debt    obligations,     asset-backed
                              securities, variable rate obligations, instruments
                              issued or guaranteed by the U.S.  Government,  its
                              agencies    or    instrumentalities,    repurchase
                              agreements   and  securities  of  U.S.  banks  and
                              foreign branches of U.S. banks.

GOVERNMENT PORTFOLIO          A  U.S.   Government  money  market  fund  seeking
                              maximum  safety  and  liquidity  and  the  highest
                              available current income. The Portfolio invests in
                              securities issued or guaranteed as to principal or
                              interest by the U.S. Government,  its agencies and
                              instrumentalities    and   repurchase   agreements
                              relating to such securities.

GOVERNMENT RESERVES           A  U.S.   government  money  market  fund  seeking
PORTFOLIO                     maximum  safety  and  liquidity  and  the  highest
                              available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities.

TREASURY PORTFOLIO            A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.   The   Portfolio   invests  in  direct
                              obligations  of  the  U.S.   Treasury,   including
                              repurchase agreements relating to such securities.

TREASURY RESERVES PORTFOLIO   A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.   The   Portfolio   invests  in  direct
                              obligations of the U.S. Treasury.

TAX-EXEMPT PORTFOLIO          A money market fund seeking the highest  available
                              current  income that is exempt from federal income
                              tax  and,  to the  extent  possible,  is not a tax
                              preference   item  for  purposes  of  the  federal
                              alternative  minimum tax,  consistent  with safety
                              and liquidity.  The Portfolio  normally invests at
                              least  80%  of its  net  assets  in  high-quality,
                              short-term municipal  securities,  the interest on
                              which  is  not  a  preference   item  for  federal
                              alternative minimum tax purposes.

MUNICIPAL PORTFOLIO           A money  market fund  seeking the maximum  current
                              income exempt from federal income tax,  consistent
                              with safety and liquidity.  The Portfolio normally
                              invests   at  least  80%  of  its  net  assets  in
                              high-quality, short-term municipal securities from
                              issuers  around  the  country.   The   Portfolio's
                              dividends are generally exempt from federal income
                              tax,  but  all  or  part  thereof  may  be  a  tax
                              preference   item  for  purposes  of  the  federal
                              alternative minimum tax.

NEW YORK MUNICIPAL PORTFOLIO  A money market fund seeking the highest  available current income exempt from federal income tax and New York State and New York City personal income taxes that is consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from those taxes.

MONEY MARKET PORTFOLIO                                    Ticker Symbol: LBJXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Service Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Neuberger Berman Institutional Cash Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows how the Neuberger Berman Institutional Cash Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
-----------------
 Year       %
-----------------
 2001      4.01
-----------------
 2002      1.64
-----------------
 2003      0.88
-----------------
 2004      1.09
-----------------
 2005      3.06
-----------------
Best quarter: Q1 '01, 1.41%    Worst quarter: Q3 '03 & Q1 '04, 0.19%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
----------------------------------------------------------------------
                          1 Year       5 Year       Since Inception
                                                       5/8/2000*
----------------------------------------------------------------------
Institutional Cash         3.06         2.13             2.63
----------------------------------------------------------------------

*Performance shown above is that of Neuberger Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Service Class of the Portfolio because it invests in the same master series as the Portfolio. Because the Neuberger Berman Institutional Cash Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Service Class of the Portfolio. For the period from Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, it was organized in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004, Neuberger Berman Institutional Cash Fund was organized in a multiple class structure. As of 12/30/2004, the Fund was organized as a feeder fund in a master-feeder structure and responsibility for the day-to-day portfolio management of the Fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

PRIME PORTFOLIO                                           Ticker Symbol: LBYXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities from U.S. issuers, including governments and their agencies, banks and corporations. The Portfolio may also invest in securities issued by foreign branches of U.S. banks. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Government and Agency Securities, repurchase agreements and securities of U.S. banks (including foreign branches of U.S. banks). The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in securities issued by foreign branches of U.S. banks may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Service Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Lehman Brothers Prime Money Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows the Lehman Brothers Prime Money Fund's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
------------------
 Year        %
------------------
 2005       3.20
------------------
Best quarter: Q4 '05, 0.99%   Worst quarter: Q1 '05, 0.58%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
----------------------------------------------------------
                                        Since Inception
                       1 Year             12/27/2004*
----------------------------------------------------------
Prime Money             3.20                 3.20
----------------------------------------------------------

*Performance shown above is that of Lehman Brothers Prime Money Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Service Class of the Portfolio because it invests in the same master series as the Portfolio. Because the Lehman Brothers Prime Money Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Service Class of the Portfolio. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

GOVERNMENT PORTFOLIO                             Ticker Symbol: LHHXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

GOVERNMENT RESERVES PORTFOLIO                          Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"). The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY PORTFOLIO                                        Ticker Symbol: LHRXX

Goal & Strategy

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY RESERVES PORTFOLIO                               Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TAX-EXEMPT PORTFOLIO                                      Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Portfolio also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

MUNICIPAL PORTFOLIO                                       TICKER SYMBOL: [_____]

GOAL & STRATEGY


THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.


To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Portfolio seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

NEW YORK MUNICIPAL PORTFOLIO                              TICKER SYMBOL: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and New York State and New York City personal income taxes. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. For investors that live outside of New York, a portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities of New York and other municipalities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities of New York issuers that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to federal income tax and/or New York State and New York City personal income taxes and/or is a tax preference item for purposes of the federal alternative minimum tax.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

Because the Portfolio invests in municipal securities of New York issuers, it is more vulnerable to unfavorable developments in New York than are mutual funds that invest in municipal securities of many states.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax advisor for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT FEDERALLY EXEMPT, AS WELL AS NEW YORK STATE AND NEW YORK CITY EXEMPT, AND MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.lehman.com/lbilf. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

INVESTOR EXPENSES

The Portfolio does not charge you any fees for buying, selling, or exchanging shares of the Portfolio or for maintaining your account. Your only Portfolio cost is your share of annual operating expenses. The expense example can help you compare costs among mutual funds.

                                                              FEE TABLE
SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------------------------
         Money     Prime    Government     Government    Treasury      Treasury      Tax-       Municipal      New York
         Market                            Reserves                    Reserves      Exempt                    Municipal
-----------------------------------------------------------------------------------------------------------------------------------
Fees:    None     None     None           None           None         None           None      None           None
-----------------------------------------------------------------------------------------------------------------------------------


Annual operating expenses (% of average net assets)*
These are deducted from Portfolio assets, so you pay them indirectly.

-----------------------------------------------------------------------------------------------------------------------------------
                    Money     Prime     Government     Government      Treasury    Treasury      Tax-       Municipal      New York
                    Market                             Reserves                    Reserves      Exempt                    Municipal
-----------------------------------------------------------------------------------------------------------------------------------
Management         0.18        0.18        0.18          0.18            0.18        0.18        0.35        0.35         0.35
fees**
-----------------------------------------------------------------------------------------------------------------------------------
Distribution       0.15        0.15        0.15          0.15            0.15        0.15        0.15        0.15         0.15
(12b-1) fees
-----------------------------------------------------------------------------------------------------------------------------------
Other              0.60        0.57        0.87          0.87            0.81        0.81        0.81        0.87         0.81
expenses***
-----------------------------------------------------------------------------------------------------------------------------------
Total annual       0.93        0.90        1.20          1.20            1.14        1.14        1.31        1.37         1.31
operating
expenses
-----------------------------------------------------------------------------------------------------------------------------------
Minus:             0.33        0.30        0.60          0.60            0.54        0.54         0.71        0.77         0.71
Expense
Reimbursement
or Waiver
-----------------------------------------------------------------------------------------------------------------------------------
Net                0.60        0.60        0.60          0.60            0.60        0.60        0.60@       0.60@        0.60@
expenses****
-----------------------------------------------------------------------------------------------------------------------------------

     *    THE TABLE INCLUDES COSTS PAID BY THE PORTFOLIO AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON
          MASTER-FEEDER FUNDS, SEE "PORTFOLIO STRUCTURE" ON PAGE 40.

     **   "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

     ***  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. "OTHER EXPENSES" INCLUDES A 0.25%
          SHAREHOLDER SERVICING FEE.

     **** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE
          CERTAIN EXPENSES OF THE SERVICE CLASS OF EACH PORTFOLIO THROUGH 3/31/2010, SO THAT THE TOTAL ANNUAL OPERATING
          EXPENSES OF THE SERVICE CLASS OF EACH PORTFOLIO ARE LIMITED TO 0.60% OF ITS AVERAGE NET ASSETS. THIS ARRANGEMENT
          DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. EACH PORTFOLIO HAS AGREED THAT
          ITS SERVICE CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FOREGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT
          REPAYMENT DOES NOT CAUSE THE ANNUAL OPERATING EXPENSES OF THAT CLASS OF THE PORTFOLIO TO EXCEED 0.60% OF ITS
          AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE
          EXPENSE.

     @    FOR EACH OF TAX-EXEMPT PORTFOLIO, MUNICIPAL PORTFOLIO AND NEW YORK MUNICIPAL PORTFOLIO, NBMI HAS CONTRACTUALLY
          UNDERTAKEN TO FORGO AND/OR REIMBURSE ITS INVESTMENT MANAGEMENT FEE OF THE MASTER SERIES IN WHICH EACH OF THOSE
          PORTFOLIOS INVEST IN THE AMOUNT OF 0.17% OF THAT PORTFOLIO'S AVERAGE NET ASSETS THROUGH  3/31/2010. AS A RESULT OF
          THIS AGREEMENT, THE INVESTMENT MANAGEMENT FEE OF EACH MASTER SERIES IN WHICH THE TAX-EXEMPT PORTFOLIO, MUNICIPAL
          PORTFOLIO AND NEW YORK MUNICIPAL PORTFOLIO INVESTS WILL BE LIMITED TO 0.08% OF ITS AVERAGE NET ASSETS.

                                EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table on the previous page. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year      3 Years
 Money Market           $61       $192
 Prime                  $61       $192
 Government             $61       $192
 Government Reserves    $61       $192
 Treasury               $61       $192
 Treasury Reserves      $61       $192
 Tax-Exempt             $61       $192
 Municipal              $61       $192
 New York Municipal     $61       $192

FINANCIAL HIGHLIGHTS


When this prospectus was prepared, the Portfolios were new and had no financial highlights to report.

MANAGEMENT

PORTFOLIO MANAGERS

The Portfolio Managers of MONEY MARKET PORTFOLIO and PRIME PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

The Portfolio Managers of GOVERNMENT PORTFOLIO, GOVERNMENT RESERVES PORTFOLIO, TREASURY PORTFOLIO and TREASURY RESERVES PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

SCOTT F. RIECKE, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Riecke was a money market portfolio manager with Neuberger Berman.

The Portfolio Managers of MUNICIPAL PORTFOLIO, NEW YORK MUNICIPAL PORTFOLIO and TAX-EXEMPT PORTFOLIO are:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.


INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is each Portfolio's investment manager, administrator and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing each Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the board of trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as each Portfolio's investment manager and expenses paid directly by each Portfolio. The Manager engages a sub-adviser to choose each Portfolio's investments and handle its day-to-day business. The sub-adviser of each Portfolio is Lehman Brothers Asset Management LLC. As investment manager, the Manager is responsible for overseeing the activities of the sub-advisers. The Manager and each sub-adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

Each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio, Treasury Portfolio and Treasury Reserves Portfolio will pay the Manager fees at the annual rate of 0.08% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders.

Each of Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio will pay the Manager fees at the annual rate of 0.35% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders. For each of these Portfolios, the Manager has contractually undertaken to forgo and/or reimburse its investment management fee in the amount of 0.17% of that Portfolio's average net assets through March 31, 2010. As a result of this agreement, the investment management fee of each Portfolio will be limited to 0.08% of its average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the board of trustees will be available in each Portfolio's annual report to shareholders, dated March 31, 2007.

YOUR INVESTMENT

o ELIGIBLE ACCOUNTS

The Portfolios offer their shares for purchase by investors directly and through financial intermediaries. Each Portfolio has a minimum initial investment of $10 million. Each Portfolio, in its sole discretion, may waive the minimum initial investment in certain cases, including shares of the Portfolios purchased through a financial intermediary.

The fees and policies outlined in this prospectus are set by Lehman Brothers Institutional Liquidity Funds ("the Fund"). However, investors purchasing shares through a financial intermediary should consult their intermediary for additional information needed to manage their investment including information on how to buy and sell shares of the Portfolios, investor services, statements and confirmations and additional policies. In exchange for the services it offers, a financial intermediary may charge fees, which are generally in addition to those described in this prospectus.

Shares of the Government, Government Reserves, Treasury and Treasury Reserves Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of these Portfolios, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.


o PURCHASING SHARES

Every purchase order you place will be processed at the next share price calculated after your order has been accepted.

Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. If a purchase order is received in good order prior to the Portfolio's specified closing time, the Fund will process the order when it receives payment. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Your order will not be processed unless payment is received on the same day by the close of the Federal Reserve Wire System (6:00 p.m. Eastern time). If payment is not received by that time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Fund, Lehman Brothers Asset Management, NBMI or the Fund's custodian. All investments must be made in U.S. dollars.

Portfolio investors whose payments are converted to "federal funds" before 6:00 p.m., Eastern time on the day of purchase, will accrue a dividend the same day.

On any business day that the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund reserves the right to take orders to purchase Portfolio shares when the New York Stock Exchange is closed, reject any purchase order, or suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

PURCHASING SHARES BY TELEPHONE

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form, which you can obtain by calling Lehman Brothers Shareholder Service Group at 888-556-9030 and mailing it to:

                    Lehman Brothers Shareholder Service Group
                    605 Third Avenue 2nd Floor
                    New York, NY 10158-0180

or faxing it to 781-796-3327. Upon approval of the application, you may purchase Service Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade and wiring Federal Funds to the Fund immediately thereafter. (Investors must call Lehman Brothers Shareholder Service Group before effecting any purchase.) The Fund reserves the right to suspend the telephone order privilege.

Federal Funds should be wired to:

                    State Street Bank
                    ABA 011-000028
                    DDA 9905-710-1

                    Attn: Lehman Brothers Deposit Account
                    Ref: (Portfolio Name, Portfolio Number, Account Name and Account Number)

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

If purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally provide purchase instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish purchase and payment cutoff times. It is the responsibility of the intermediary to forward your order and the accompanying payment to the Fund in a timely fashion.

For those purchasing shares via cash sweep, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in Portfolio shares. All such available cash balances in an eligible account are automatically invested in the specified Portfolio on a daily basis. These amounts include proceeds of securities sold in your account. To open a sweep account, contact the Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY INTERNET

Once you have opened an account, you may place a purchase order for additional shares online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to purchasing shares online. Additionally, you are responsible for transmitting payments for shares purchased via the Internet in a timely fashion as set forth within this prospectus.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY E-MAIL

Subject to appropriate agreement with the Fund's principal underwriter, the Fund may accept orders by e-mail.

REDEEMING SHARES

Every sell order you place will be processed at the next share price calculated after your order has been received in good order. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Orders to sell shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. You will not receive dividends earned and accrued by the Portfolios on the day you sell your shares.

The proceeds from the shares you sell are generally sent the same business day your sell order is executed but under certain circumstances may not be made until the next business day. Proceeds may be delayed as permitted pursuant to
Section 22(e) of the Investment Company Act of 1940, as amended. Generally, under that section, redemption requests or payments may be postponed or suspended if the New York Stock Exchange is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of the value of the Portfolio's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. The Fund reserves the right to take orders to redeem Portfolio shares when the New York Stock Exchange is closed. Notice of such event would be posted on www.lehman.com/lbilf.

The Portfolios reserve the right to pay in kind for redemptions. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Fund has determined that it is in the best interests of a Portfolio's shareholders as a whole.

In some cases, when you sell shares directly or through a financial intermediary, you will have to place your order in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

REDEEMING SHARES BY TELEPHONE

You may sell Service Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade. Please provide your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. This option is not available if you have declined the telephone option. The Fund reserves the right to suspend the telephone order privilege.

REDEEMING SHARES BY FAX

Fax us at 781-796-3327 requesting us to sell shares signed by all registered owners; include your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you.

REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

If redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions. Customers of a financial intermediary will normally provide redemption instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish redemption and payment cutoff times.

For those using the Portfolios as a cash sweep vehicle, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in shares of a specified Portfolio. All debit cash balances in an eligible account are automatically redeemed from the Portfolio on a daily basis.

REDEEMING SHARES BY INTERNET

You may place a redemption order online through www.lehman.com/lbilf.
You will need to submit online authorization documents prior to redeeming shares online.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

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

GENERAL SHAREHOLDER INFORMATION

MARKET TIMING POLICY. In light of the nature and high quality of the Portfolios' investments and the Portfolios' investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Portfolio shares ("market-timing activities"). It is expected that the Portfolios will be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Portfolio shares can interfere with Portfolio management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order, change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.

EXCHANGING SHARES. You can exchange a Portfolio's Service Class Shares for Service Class Shares of other available Portfolios of the Fund based on their respective NAVs (normally, $1 per share) at no additional cost. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.

To exchange shares, contact Lehman Brothers Shareholder Service Group at 888-556-9030 if you purchased the shares directly. Otherwise, please contact your financial intermediary.

When exchanging shares, both accounts must be registered in the same name, address and tax identification number and you will need to observe the minimum investment and minimum account balance requirements for the Portfolio accounts involved.

Under certain circumstances, the Fund reserves the right to reject any exchange order and/or change, suspend or revoke the exchange privilege. The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Portfolio management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Portfolio investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to the Fund that you do not want it. Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Portfolio and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

OTHER POLICIES. The Fund reserves the right to suspend the offering of shares and/or change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

DISTRIBUTION AND SERVICE FEE

Each Portfolio has adopted a Distribution and Services Plan on behalf of the Service Class pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Service Class of each Portfolio pays the Portfolio's distributor, NBMI, a maximum of 0.15% of the average net assets of the Portfolio's Service Class each year to compensate financial intermediaries (also referred to as service organizations) for providing distribution-related services to the Portfolio and/or administrative or shareholder services to Portfolio shareholders.

NBMI also may retain part of this fee as compensation for providing these services. These fees increase the cost of investment. Over the long term, they could result in higher overall costs than other types of sales charges.

SHAREHOLDER SERVICING FEE

Each Portfolio has also implemented a Shareholder Servicing Fee for its Service Class shares to pay the Fund's shareholder servicing agent, NBMI, to provide for, or to compensate certain financial intermediaries (also referred to as service organizations) for providing personal and account maintenance services and administrative services to shareholders. Under this arrangement, each Portfolio pays the Fund's shareholder servicing agent a monthly or quarterly servicing fee which shall not exceed during any one year 0.25% each Portfolio's average daily net assets of Service Class shares which are owned beneficially by the customers of such service organizations during such period.

OTHER PAYMENTS TO THIRD PARTIES

NBMI and/or its affiliates may pay additional compensation, out of their own resources and not as an expense of the Portfolios, to your investment provider or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Portfolio shares. In some cases, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Portfolios to you. If you have purchased shares of a Portfolio through an investment provider, please speak with your investment provider to learn more about any payments it receives from NBMI and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments will not change the net asset value or the price of each Portfolio's shares. For more information, please see the Portfolios' Statement of Additional Information.


MEDALLION SIGNATURE GUARANTEES

You may need a Medallion signature guarantee when you sell shares directly or through a financial intermediary. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your financial intermediary acting on your behalf or as your agent) may require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

SHARE PRICES

Because Service Class shares of each Portfolio do not have front-end sales charges, the price you pay for each share of a Portfolio is the net asset value per share. Similarly, because there are no fees for selling shares, a Portfolio pays you the full share price when you sell shares. Remember that your financial intermediary may charge fees for its services.

The Portfolios are open for business every day that both the New York Stock Exchange and the Federal Reserve are open. The New York Stock Exchange and the Federal Reserve are closed on all national holidays; the New York Stock Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Portfolio shares normally will not be priced on those days and any other day the New York Stock Exchange or Federal Reserve is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, a Portfolio may decide to remain open and price its shares on a day when the New York Stock Exchange is closed for unusual reasons.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Your Investment" for instructions on placing orders). The Money Market Portfolio, Prime Portfolio Government Portfolio and Treasury Portfolio each calculates its share price as of 5:00 p.m., Eastern time. Government Reserves Portfolio and Treasury Reserves Portfolio each calculates its share price as of 2:00 p.m., Eastern time. Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio each calculates its share price as of 3:00 p.m. Eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Portfolio could change on days when you cannot buy or sell Portfolio shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

The price of shares of a Portfolio is the total value of the assets attributable to that Portfolio minus the liabilities attributable to that Portfolio, divided by the total number of shares outstanding.

When valuing portfolio securities, each Portfolio uses a constant amortization method in an effort to maintain a constant share price of $1.00. Although there can be no assurance, each Portfolio does not anticipate that its share price will fluctuate.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. Each Portfolio pays out to shareholders any net investment income and realized net capital gains it earns. Each Portfolio declares income dividends at approximately 4:00 p.m. on each business day and pays them monthly, and any net short-term capital gains are paid annually in December. The Portfolios do not anticipate making any long-term capital gain distributions.

Each Portfolio's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.

Consult your financial intermediary about whether distributions from a Portfolio to your account will be reinvested in additional shares of the Portfolio or paid to your account in cash. Although Portfolio distributions are actually made to the financial intermediary that holds the Portfolio shares on your behalf, the following discussion describes tax consequences of distributions made to you because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Portfolio dividends paid to qualified retirement plan accounts are tax-free, though eventual withdrawals from those accounts generally are subject to tax. Portfolio dividends other than "exempt-interest dividends" (described in the next paragraph) paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Portfolio.

The part of the income distributions from Municipal Portfolio, New York Municipal Portfolio and Tax-Exempt Portfolio (each, a "Tax-Free Portfolio") that is designated as "exempt-interest dividends" -- essentially, the part of the Portfolio's distributions equal to the excess of its excludable interest over certain amounts disallowed as deductions -- is excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of a Tax-Free Portfolio are not appropriate investments for tax-advantaged retirement plans and accounts and other tax-exempt investors.

Dividends (other than exempt-interest dividends) are taxable to you, if at all, in the year you receive them. Distributions of income and net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

In general, income dividends from the Tax-Free Portfolios generally are free from federal income tax. However, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Tax-Free Portfolio's income dividends may be a tax preference item for purposes of that tax. A Tax-Free Portfolio also may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.

For investors in New York Municipal Portfolio, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from New York State and New York City personal income taxes. However, distributions that are derived from interest on U.S. securities that is federally taxable as ordinary income or distributions that are derived from interest on state and municipal securities other than New York issuers are generally subject to taxes in New York State and New York City.

"Interest-related dividends" and "short-term capital gain dividends" that a Portfolio properly designates as such are exempt from the federal withholding tax of 30% (or lower treaty rate) that otherwise generally would apply to dividends it pays to most foreign shareholders. "Interest-related dividends" are dividends that are attributable to certain original issue discount, interest on obligations in registered form (with certain exceptions), and interest on deposits derived from U.S. sources and any interest-related dividend from another regulated investment company. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The withholding exemption generally applies with respect to each Portfolio's taxable years beginning before January 1, 2008.

HOW SHARE TRANSACTIONS ARE TAXED. When a qualified retirement plan sells (redeems) Portfolio shares in its account, there are no tax consequences to the plan or its beneficiaries. For other shareholders, a sale (redemption) of a Portfolio's shares will not result in a taxable gain or loss as long as the Portfolio maintains a share price of $1.00.

TAXES AND YOU

For non-retirement plan account holders, the taxes you actually owe on distributions can vary with many factors, such as your tax bracket.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you might have.

PORTFOLIO HOLDINGS POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio holdings is available in the Portfolios' Statement of Additional Information. The complete portfolio holdings for each Portfolio are available at www.lehman.com/lbilf. Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month.

Each Portfolio's complete portfolio holdings will remain available at www.lehman.com/lbilf until the subsequent period's holdings have been posted. Complete holdings for all Portfolios will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

PORTFOLIO STRUCTURE

The Portfolios use a "master-feeder" structure. Rather than investing directly in securities, each Portfolio is a "feeder fund," meaning that it invests in a corresponding "master series." The master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Portfolio" to mean each feeder fund and its master series. For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

Each Portfolio also uses a "multiple class" structure. Each Portfolio offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and consequently, different expenses. This prospectus relates solely to the Service Class of the Portfolios.

LEHMAN BROTHERS ASSET MANAGEMENT

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES

o No front-end sales charges

If you would like further details on these Portfolios, you can request a free copy of the following documents:

SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each Portfolio's recent performance, including:
o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Portfolio's performance
o Portfolio performance data and financial statements
o portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Portfolio, including:
o various types of securities and practices, and their risks
o investment limitations and additional policies
o information about each Portfolio's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.
Investment manager:  Neuberger Berman Management Inc.
Sub-adviser:  Lehman Brothers Asset Management LLC

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your financial intermediary, or from:
LEHMAN BROTHERS SHAREHOLDER SERVICE GROUP
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Broker/Dealer and Institutional Support Services:  888-556-9030
Web site:  www.lehman.com/lbilf

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.
You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.
SEC file number 811-21715
G0535 12/06

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